ANNUAL REPORT
PHL VARIABLE
ACCUMULATION ACCOUNT
December 31, 2019

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares		AMT Sustainable Equity Portfolio - Class S		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Assets:
Investments at fair value	$5,113,200		$3,349,079		$28,458,176		$2,252,255
Total assets	$5,113,200		$3,349,079		$28,458,176		$2,252,255
Total net assets	$5,113,200		$3,349,079		$28,458,176		$2,252,255
Net assets:
Accumulation units	$5,108,708		$3,349,079		$28,398,258		$2,252,255
Contracts in payout (annuitization) period	$4,492		$-		$59,918		$-
Total net assets	$5,113,200		$3,349,079		$28,458,176		$2,252,255
Units outstanding	3,181,065		540,526		26,148,779		854,536
Investment shares held	506,257		41,382		1,055,179		20,156
Investments at cost	$5,572,837		$1,464,185		$27,629,285		$1,432,590
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$1.59	129,284	$-	-	$1.09	14,110	$-	-
Phoenix Dimensions® Option 1	$1.65	467,886	$-	-	$1.09	1,403,673	$2.63	6,976
Phoenix Dimensions® Option 2	$1.61	40,719	$-	-	$1.09	436,209	$2.55	11,943
Phoenix Dimensions® Option 4	$1.56	240,101	$-	-	$1.09	312,982	$2.48	45
Phoenix Investor’s Edge® Option 1	$1.58	313,775	$8.55	1,307	$1.09	839,167	$2.51	16,053
Phoenix Investor’s Edge® Option 2	$1.55	477,818	$8.32	239	$1.08	433,988	$2.46	5,454
Phoenix Investor’s Edge® Option 3	$-	-	$8.09	336	$-	-	$2.42	11,003
Phoenix Premium Edge®	$1.59	662,757	$5.31	96,370	$1.09	667,599	$2.52	68,920
Phoenix Spectrum Edge® Option 1	$1.68	124,990	$9.45	25,760	$1.09	1,072,991	$2.68	33,851
Phoenix Spectrum Edge® Option 2	$1.65	119,391	$9.20	35,664	$1.09	3,480,420	$2.63	119,232
Phoenix Spectrum Edge® Option 3	$1.62	14,414	$8.95	13,870	$1.09	35,148	$2.58	3,039
Phoenix Spectrum Edge® + Option 1	$-	-	$-	-	$1.09	4,169,867	$2.65	11,825
Phoenix Spectrum Edge® + Option 2	$-	-	$-	-	$1.09	12,933,155	$2.60	14,363
Retirement Planner's Edge	$1.62	202,197	$5.38	14,675	$1.09	2,094	$2.58	42,527
The Big Edge Choice®	$1.63	177,336	$5.54	94,760	$1.09	93,403	$2.59	215,009
The Phoenix Edge® – VA Option 1	$1.72	172,018	$6.11	142,455	$1.09	71,353	$2.74	247,661
The Phoenix Edge® – VA Option 2	$1.65	6,995	$5.67	110,978	$1.09	36,678	$2.63	42,142
The Phoenix Edge® – VA Option 3	$1.63	31,384	$5.57	4,112	$1.09	145,942	$2.60	4,493
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares
Assets:
Investments at fair value	$20,520,947		$494,595		$34,864,257		$21,031,845
Total assets	$20,520,947		$494,595		$34,864,257		$21,031,845
Total net assets	$20,520,947		$494,595		$34,864,257		$21,031,845
Net assets:
Accumulation units	$20,196,263		$494,595		$34,531,571		$20,964,623
Contracts in payout (annuitization) period	$324,684		$-		$332,686		$67,222
Total net assets	$20,520,947		$494,595		$34,864,257		$21,031,845
Units outstanding	3,403,899		206,767		11,964,793		23,260,619
Investment shares held	886,817		29,145		3,207,383		21,031,841
Investments at cost	$10,029,263		$417,058		$36,999,606		$21,031,842
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$-	-	$-	-	$-	-	$0.96	10,222
Freedom Edge®	$3.34	134	$-	-	$1.31	37,508	$0.88	217,874
Phoenix Dimensions® Option 1	$2.93	110,875	$2.42	3,825	$1.32	417,254	$0.91	1,136,043
Phoenix Dimensions® Option 2	$2.83	51,737	$-	-	$1.27	89,475	$0.89	949,525
Phoenix Dimensions® Option 4	$2.72	6,874	$-	-	$1.23	28,152	$0.87	60,648
Phoenix Income Choice®	$6.55	41,740	$-	-	$3.06	43,106	$0.91	28,085
Phoenix Investor’s Edge® Option 1	$5.81	152,602	$2.31	17,610	$2.74	222,329	$0.87	1,062,709
Phoenix Investor’s Edge® Option 2	$5.66	77,773	$-	-	$2.66	199,906	$0.86	306,534
Phoenix Investor’s Edge® Option 3	$5.50	8,640	$-	-	$2.59	4,037	$-	-
Phoenix Investor’s Edge® Option 4	$-	-	$-	-	$-	-	$0.86	4,912
Phoenix Premium Edge®	$6.14	174,602	$2.32	26,060	$3.09	699,547	$0.88	1,213,793
Phoenix Spectrum Edge® Option 1	$6.43	602,992	$2.46	23,804	$3.03	2,445,533	$0.92	1,932,349
Phoenix Spectrum Edge® Option 2	$6.26	1,346,923	$2.42	5,127	$2.95	6,222,197	$0.91	4,483,357
Phoenix Spectrum Edge® Option 3	$6.09	172,952	$-	-	$2.87	525,430	$0.90	1,160,864
Phoenix Spectrum Edge® Option 4	$6.20	3,797	$-	-	$2.92	13,174	$0.91	14,166
Phoenix Spectrum Edge® + Option 1	$2.30	29,533	$-	-	$1.29	23,038	$0.92	1,821,697
Phoenix Spectrum Edge® + Option 2	$2.26	53,814	$2.39	7,893	$1.26	34,577	$0.90	3,560,253
Retirement Planner's Edge	$6.37	27,008	$2.38	5,742	$3.30	125,454	$0.90	1,151,460
The Big Edge Choice®	$6.40	292,196	$2.38	91,527	$3.33	320,847	$0.90	2,508,709
The Phoenix Edge® – VA Option 1	$6.99	150,451	$2.52	15,605	$3.74	278,218	$0.94	740,738
The Phoenix Edge® – VA Option 2	$6.55	48,625	$2.42	4,556	$3.42	81,229	$0.91	639,140
The Phoenix Edge® – VA Option 3	$6.43	50,631	$2.39	5,018	$3.39	153,782	$0.90	257,541
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Federated High Income Bond Fund II – Primary Shares		Fidelity® VIP Contrafund® Portfolio – Service Class		Fidelity® VIP Growth Opportunities Portfolio – Service Class		Fidelity® VIP Growth Portfolio – Service Class
Assets:
Investments at fair value	$5,800,181		$22,762,961		$55,997,433		$12,060,192
Total assets	$5,800,181		$22,762,961		$55,997,433		$12,060,192
Total net assets	$5,800,181		$22,762,961		$55,997,433		$12,060,192
Net assets:
Accumulation units	$5,769,674		$22,663,132		$55,850,370		$11,973,484
Contracts in payout (annuitization) period	$30,507		$99,829		$147,063		$86,708
Total net assets	$5,800,181		$22,762,961		$55,997,433		$12,060,192
Units outstanding	1,259,642		3,752,889		11,992,676		2,355,269
Investment shares held	888,236		615,881		1,148,194		153,243
Investments at cost	$6,699,074		$14,031,764		$20,999,775		$5,116,305
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$6.72	947	$-	-	$-	-	$9.46	259
Freedom Edge®	$2.45	30,651	$3.78	6,955	$4.46	6,704	$3.63	17,388
Phoenix Dimensions® Option 1	$2.25	166,289	$3.05	237,437	$4.04	606,781	$3.44	14,223
Phoenix Dimensions® Option 2	$2.17	669	$2.94	123,080	$3.89	180,283	$3.31	7,297
Phoenix Dimensions® Option 3	$-	-	$-	-	$-	-	$3.31	67
Phoenix Dimensions® Option 4	$2.09	259	$-	-	$3.75	136,565	$-	-
Phoenix Income Choice®	$5.78	601	$7.78	2,662	$7.90	226	$5.71	2,089
Phoenix Investor’s Edge® Option 1	$5.41	64,973	$7.68	56,337	$7.90	203,585	$5.83	42,678
Phoenix Investor’s Edge® Option 2	$5.27	20,571	$7.48	25,615	$7.69	128,613	$5.68	25,219
Phoenix Investor’s Edge® Option 3	$5.12	6,200	$7.27	8,172	$7.48	4,476	$5.52	6,591
Phoenix Investor’s Edge® Option 4	$5.22	295	$-	-	$-	-	$-	-
Phoenix Premium Edge®	$4.99	215,681	$6.07	507,360	$5.55	376,716	$3.92	323,988
Phoenix Spectrum Edge® Option 1	$5.99	62,143	$8.50	224,581	$8.74	599,853	$6.45	305,073
Phoenix Spectrum Edge® Option 2	$5.83	147,346	$8.27	399,298	$8.50	1,808,755	$6.28	653,631
Phoenix Spectrum Edge® Option 3	$5.67	13,274	$8.05	49,409	$8.27	95,501	$6.11	30,446
Phoenix Spectrum Edge® Option 4	$-	-	$8.19	864	$8.42	1,608	$-	-
Phoenix Spectrum Edge® + Option 1	$1.93	78,063	$2.30	311,409	$3.26	1,784,634	$2.85	21,102
Phoenix Spectrum Edge® + Option 2	$1.90	23,931	$2.26	53,325	$3.20	5,726,595	$2.79	6,533
Retirement Planner's Edge	$5.17	82,658	$6.40	78,866	$6.67	11,813	$4.10	8,959
The Big Edge Choice®	$5.06	169,836	$6.35	873,128	$5.87	203,386	$4.21	544,628
The Phoenix Edge® – VA Option 1	$5.76	104,068	$7.04	402,294	$6.51	46,943	$4.58	203,407
The Phoenix Edge® – VA Option 2	$5.39	56,108	$6.51	240,181	$5.99	48,994	$4.33	122,489
The Phoenix Edge® – VA Option 3	$5.34	15,079	$6.38	151,916	$5.87	20,645	$4.12	19,202
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Fidelity® VIP Investment Grade Bond Portfolio – Service Class		Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
Assets:
Investments at fair value	$21,179,408		$290,893		$17,778,383		$21,835,647
Total assets	$21,179,408		$290,893		$17,778,383		$21,835,647
Total net assets	$21,179,408		$290,893		$17,778,383		$21,835,647
Net assets:
Accumulation units	$21,133,846		$261,296		$17,776,421		$21,780,097
Contracts in payout (annuitization) period	$45,562		$29,597		$1,962		$55,550
Total net assets	$21,179,408		$290,893		$17,778,383		$21,835,647
Units outstanding	14,533,933		114,297		10,623,412		9,146,506
Investment shares held	1,626,683		36,091		1,117,435		1,160,853
Investments at cost	$20,164,829		$275,072		$19,022,001		$19,454,428
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$1.42	9,526	$-	-	$1.78	84,539	$2.41	46,502
Phoenix Dimensions® Option 1	$1.48	636,182	$2.59	732	$1.87	463,065	$2.02	448,928
Phoenix Dimensions® Option 2	$1.44	195,539	$-	-	$1.80	366,294	$1.95	341,011
Phoenix Dimensions® Option 3	$-	-	$-	-	$1.80	903	$1.95	813
Phoenix Dimensions® Option 4	$1.39	103,130	$2.44	151	$1.74	122,969	$1.88	110,842
Phoenix Income Choice®	$-	-	$-	-	$1.87	1,261	$4.78	487
Phoenix Investor’s Edge® Option 1	$1.41	591,885	$2.46	21,115	$1.77	1,194,682	$4.69	478,637
Phoenix Investor’s Edge® Option 2	$1.38	221,347	$-	-	$1.73	932,091	$4.56	346,082
Phoenix Investor’s Edge® Option 3	$1.35	27,586	$-	-	$1.69	7,739	$4.44	16,586
Phoenix Premium Edge®	$1.42	666,171	$-	-	$1.78	566,675	$5.02	274,134
Phoenix Spectrum Edge® Option 1	$1.51	633,739	$2.63	343	$1.91	189,426	$5.19	154,887
Phoenix Spectrum Edge® Option 2	$1.48	2,315,047	$2.59	16,747	$1.87	678,006	$5.05	307,800
Phoenix Spectrum Edge® Option 3	$1.45	44,084	$-	-	$1.83	21,635	$4.91	18,206
Phoenix Spectrum Edge® + Option 1	$1.47	2,274,511	$-	-	$1.58	985,751	$1.49	1,068,351
Phoenix Spectrum Edge® + Option 2	$1.44	6,048,453	$-	-	$1.55	4,377,652	$1.46	4,526,818
Retirement Planner's Edge	$1.45	1,068	$-	-	$1.83	76,652	$5.69	31,172
The Big Edge Choice®	$1.46	496,698	$2.55	49,461	$1.71	376,890	$3.06	695,603
The Phoenix Edge® – VA Option 1	$1.55	145,554	$2.69	561	$1.96	102,098	$6.23	203,611
The Phoenix Edge® – VA Option 2	$1.48	34,095	$2.59	18,892	$1.87	49,233	$5.74	65,038
The Phoenix Edge® – VA Option 3	$1.46	89,318	$2.55	6,295	$1.84	25,851	$5.78	10,998
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund		Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Assets:
Investments at fair value	$310,936		$631,835		$1,247,772		$18,364,171
Total assets	$310,936		$631,835		$1,247,772		$18,364,171
Total net assets	$310,936		$631,835		$1,247,772		$18,364,171
Net assets:
Accumulation units	$310,936		$631,835		$1,247,772		$18,329,456
Contracts in payout (annuitization) period	$-		$-		$-		$34,715
Total net assets	$310,936		$631,835		$1,247,772		$18,364,171
Units outstanding	185,129		282,318		604,964		8,720,478
Investment shares held	22,466		10,769		29,744		802,279
Investments at cost	$232,505		$477,391		$1,069,601		$14,634,849
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$-	-	$-	-	$-	-	$2.13	5,006
Phoenix Dimensions® Option 1	$-	-	$-	-	$2.12	34,968	$2.24	449,595
Phoenix Dimensions® Option 2	$-	-	$2.21	80	$-	-	$2.16	145,376
Phoenix Dimensions® Option 3	$-	-	$2.21	113	$2.05	94	$2.16	85
Phoenix Dimensions® Option 4	$-	-	$-	-	$1.98	381	$2.09	97,419
Phoenix Investor’s Edge® Option 1	$1.61	86	$2.16	20,977	$2.01	30,096	$2.12	290,930
Phoenix Investor’s Edge® Option 2	$-	-	$2.12	2,267	$1.97	13,625	$2.07	133,132
Phoenix Investor’s Edge® Option 3	$1.53	1,653	$-	-	$1.93	35,000	$-	-
Phoenix Premium Edge®	$1.63	17,597	$2.18	44,934	$2.02	71,726	$2.13	267,136
Phoenix Spectrum Edge® Option 1	$1.77	3,132	$2.34	46,393	$2.17	36,023	$2.28	406,915
Phoenix Spectrum Edge® Option 2	$1.73	6,816	$2.29	51,854	$2.12	37,799	$2.24	1,335,533
Phoenix Spectrum Edge® Option 3	$1.68	125,467	$-	-	$-	-	$2.19	15,022
Phoenix Spectrum Edge® + Option 1	$-	-	$2.10	572	$1.87	63,854	$2.07	1,314,766
Phoenix Spectrum Edge® + Option 2	$-	-	$2.06	47,695	$1.83	6,044	$2.03	4,058,279
Retirement Planner's Edge	$1.68	16,858	$-	-	$2.08	17,629	$2.19	11,180
The Big Edge Choice®	$1.69	13,274	$2.29	44,261	$2.08	177,951	$2.28	89,962
The Phoenix Edge® – VA Option 1	$1.83	66	$2.40	20,829	$2.23	74,966	$2.35	40,053
The Phoenix Edge® – VA Option 2	$1.73	180	$2.29	1,619	$2.12	3,156	$2.24	29,761
The Phoenix Edge® – VA Option 3	$-	-	$2.26	724	$2.09	1,652	$2.21	30,328
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$13,660,689		$2,632,950		$1,477,904		$1,071,669
Total assets	$13,660,689		$2,632,950		$1,477,904		$1,071,669
Total net assets	$13,660,689		$2,632,950		$1,477,904		$1,071,669
Net assets:
Accumulation units	$13,594,085		$2,624,612		$1,477,904		$1,069,706
Contracts in payout (annuitization) period	$66,604		$8,338		$-		$1,963
Total net assets	$13,660,689		$2,632,950		$1,477,904		$1,071,669
Units outstanding	5,578,440		1,232,311		752,210		479,471
Investment shares held	203,435		75,335		84,839		87,986
Investments at cost	$8,024,820		$1,948,125		$1,388,604		$1,159,194
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$2.38	5,718	$2.04	6,343	$-	-	$-	-
Phoenix Dimensions® Option 1	$2.45	64,421	$-	-	$2.02	13,204	$-	-
Phoenix Dimensions® Option 2	$2.40	12,656	$-	-	$1.95	18,603	$-	-
Phoenix Dimensions® Option 4	$2.35	4,096	$-	-	$-	-	$-	-
Phoenix Income Choice®	$2.45	3,395	$2.14	3,946	$-	-	$2.28	893
Phoenix Investor’s Edge® Option 1	$2.37	59,314	$2.03	27,759	$1.91	10,825	$2.14	25,165
Phoenix Investor’s Edge® Option 2	$2.34	89,621	$1.98	21,071	$1.87	14,485	$2.09	10,073
Phoenix Investor’s Edge® Option 3	$-	-	$-	-	$1.83	14,123	$-	-
Phoenix Premium Edge®	$2.38	124,643	$2.04	98,618	$1.92	92,883	$2.16	87,453
Phoenix Spectrum Edge® Option 1	$2.48	1,308,716	$2.19	260,526	$2.06	28,883	$2.33	66,242
Phoenix Spectrum Edge® Option 2	$2.45	3,235,200	$2.14	657,723	$2.02	117,694	$2.28	103,938
Phoenix Spectrum Edge® Option 3	$2.42	268,323	$2.10	40,920	$1.98	54,937	$2.23	128,903
Phoenix Spectrum Edge® Option 4	$2.44	3,382	$-	-	$-	-	$-	-
Phoenix Spectrum Edge® + Option 1	$2.46	2,446	$-	-	$-	-	$-	-
Phoenix Spectrum Edge® + Option 2	$-	-	$-	-	$1.75	7,235	$-	-
Retirement Planner's Edge	$2.42	5,042	$2.10	2,881	$1.98	11,076	$-	-
The Big Edge Choice®	$2.42	189,779	$2.10	35,822	$1.91	218,966	$2.23	41,606
The Phoenix Edge® – VA Option 1	$2.52	46,875	$2.25	32,681	$2.12	13,244	$2.40	4,515
The Phoenix Edge® – VA Option 2	$2.45	136,992	$2.14	35,322	$2.02	125,283	$2.28	10,683
The Phoenix Edge® – VA Option 3	$2.43	17,821	$2.11	8,699	$1.99	10,769	$-	-
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$448,701		$4,483,033		$32,698,858		$2,451,253
Total assets	$448,701		$4,483,033		$32,698,858		$2,451,253
Total net assets	$448,701		$4,483,033		$32,698,858		$2,451,253
Net assets:
Accumulation units	$430,182		$4,467,437		$32,509,949		$2,408,390
Contracts in payout (annuitization) period	$18,519		$15,596		$188,909		$42,863
Total net assets	$448,701		$4,483,033		$32,698,858		$2,451,253
Units outstanding	175,289		2,167,870		15,578,002		1,282,603
Investment shares held	54,520		371,112		945,874		103,254
Investments at cost	$753,358		$4,348,378		$25,326,360		$2,064,320
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$-	-	$-	-	$2.01	17,330	$1.87	482
Phoenix Dimensions® Option 1	$-	-	$2.15	39,577	$2.12	342,624	$1.94	10,098
Phoenix Dimensions® Option 2	$-	-	$-	-	$2.04	50,434	$-	-
Phoenix Dimensions® Option 3	$-	-	$-	-	$2.04	112	$-	-
Phoenix Dimensions® Option 4	$-	-	$-	-	$1.97	79,275	$-	-
Phoenix Income Choice®	$-	-	$-	-	$2.12	7,969	$1.97	246
Phoenix Investor’s Edge® Option 1	$2.44	7,694	$2.03	93,774	$1.99	368,197	$1.85	76,711
Phoenix Investor’s Edge® Option 2	$-	-	$1.98	35,256	$1.95	314,188	$1.81	49,700
Phoenix Investor’s Edge® Option 3	$-	-	$1.94	25,271	$-	-	$1.77	9,955
Phoenix Investor’s Edge® Option 4	$2.37	1,845	$1.97	776	$1.94	4,599	$1.80	3,340
Phoenix Premium Edge®	$2.46	16,947	$2.04	360,096	$2.01	399,190	$1.87	214,136
Phoenix Spectrum Edge® Option 1	$2.65	25,365	$2.20	228,492	$2.16	3,184,793	$2.01	111,716
Phoenix Spectrum Edge® Option 2	$2.59	54,409	$2.15	367,398	$2.12	8,761,398	$1.97	261,224
Phoenix Spectrum Edge® Option 3	$2.53	4,842	$2.10	58,472	$2.07	535,881	$1.92	46,803
Phoenix Spectrum Edge® Option 4	$-	-	$-	-	$2.10	6,895	$1.95	1,452
Phoenix Spectrum Edge® + Option 1	$-	-	$1.88	91,770	$1.66	78,127	$1.48	32,243
Phoenix Spectrum Edge® + Option 2	$-	-	$1.84	281,565	$1.63	413,166	$1.46	30,845
Retirement Planner's Edge	$2.53	24,322	$2.10	98,155	$2.07	97,369	$1.92	44,479
The Big Edge Choice®	$2.54	21,901	$2.11	350,434	$2.08	490,041	$1.93	190,113
The Phoenix Edge® – VA Option 1	$2.73	3,133	$2.27	35,474	$2.23	135,567	$2.07	97,943
The Phoenix Edge® – VA Option 2	$-	-	$2.15	30,979	$2.12	188,358	$1.97	17,168
The Phoenix Edge® – VA Option 3	$2.55	14,831	$2.12	70,381	$2.09	102,489	$1.94	83,949
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$5,290,618		$20,311,277		$10,133,770		$21,916,708
Total assets	$5,290,618		$20,311,277		$10,133,770		$21,916,708
Total net assets	$5,290,618		$20,311,277		$10,133,770		$21,916,708
Net assets:
Accumulation units	$5,290,618		$20,311,277		$10,080,434		$21,913,675
Contracts in payout (annuitization) period	$-		$-		$53,336		$3,033
Total net assets	$5,290,618		$20,311,277		$10,133,770		$21,916,708
Units outstanding	2,959,996		13,357,542		6,009,924		16,301,518
Investment shares held	432,594		1,910,750		928,852		2,089,295
Investments at cost	$3,998,837		$19,348,668		$8,962,463		$21,988,695
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Dimensions® Option 1	$1.79	75,638	$1.54	2,153,907	$1.70	329,829	$1.36	1,653,961
Phoenix Dimensions® Option 2	$1.75	93,631	$1.50	435,157	$1.66	182,672	$1.33	467,249
Phoenix Dimensions® Option 4	$1.71	198,027	$1.47	172,775	$1.62	376,836	$1.30	326,619
Phoenix Investor’s Edge® Option 1	$1.73	28,871	$1.48	1,409,307	$1.64	149,286	$1.31	1,072,192
Phoenix Investor’s Edge® Option 2	$1.70	45,115	$1.46	763,437	$1.62	369,983	$1.29	371,254
Phoenix Investor’s Edge® Option 3	$-	-	$-	-	$-	-	$1.27	117,882
Phoenix Premium Edge®	$1.74	11,191	$1.49	1,468,365	$1.65	452,644	$1.31	827,416
Phoenix Spectrum Edge® Option 1	$1.82	593,491	$1.56	982,312	$1.72	874,787	$1.38	906,267
Phoenix Spectrum Edge® Option 2	$1.79	1,000,928	$1.54	1,839,354	$1.70	1,275,191	$1.36	2,323,311
Phoenix Spectrum Edge® Option 3	$1.77	117,946	$1.52	653,445	$1.68	114,984	$-	-
Phoenix Spectrum Edge® + Option 1	$1.80	218,849	$1.55	878,170	$1.71	353,984	$1.36	1,488,308
Phoenix Spectrum Edge® + Option 2	$1.78	296,207	$1.53	1,831,310	$1.68	627,693	$1.34	5,122,345
Retirement Planner's Edge	$1.77	103,157	$1.52	130,508	$-	-	$1.34	58,996
The Big Edge Choice®	$1.77	47,981	$1.52	383,083	$1.68	376,692	$1.34	537,467
The Phoenix Edge® – VA Option 1	$1.85	20,115	$1.59	136,932	$1.76	192,944	$1.40	185,720
The Phoenix Edge® – VA Option 2	$1.79	107,032	$1.54	119,480	$1.70	332,399	$1.36	93,981
The Phoenix Edge® – VA Option 3	$1.78	1,817	$-	-	$-	-	$1.34	748,550
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
Assets:
Investments at fair value	$653,719		$13,896,875		$1,798,126		$4,141,103
Total assets	$653,719		$13,896,875		$1,798,126		$4,141,103
Total net assets	$653,719		$13,896,875		$1,798,126		$4,141,103
Net assets:
Accumulation units	$577,508		$13,871,364		$1,798,126		$4,141,103
Contracts in payout (annuitization) period	$76,211		$25,511		$-		$-
Total net assets	$653,719		$13,896,875		$1,798,126		$4,141,103
Units outstanding	443,544		25,418,313		1,265,285		2,550,975
Investment shares held	24,087		2,141,275		142,257		375,780
Investments at cost	$586,632		$44,126,154		$1,768,918		$3,849,855
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$-	-	$0.53	11,804	$1.36	97,222	$1.57	90,201
Phoenix Dimensions® Option 1	$-	-	$0.55	1,270,247	$1.43	36,279	$1.65	38,388
Phoenix Dimensions® Option 2	$-	-	$0.53	428,751	$1.38	514	$1.59	20,699
Phoenix Dimensions® Option 3	$-	-	$-	-	$-	-	$1.59	53
Phoenix Dimensions® Option 4	$1.45	70	$0.52	275,023	$-	-	$-	-
Phoenix Investor’s Edge® Option 1	$1.46	13,729	$0.52	798,506	$1.35	11,341	$1.56	81,281
Phoenix Investor’s Edge® Option 2	$1.45	44,112	$0.51	371,616	$1.33	6,908	$1.53	39,773
Phoenix Premium Edge®	$1.46	20,175	$0.53	1,277,999	$1.36	145,822	$1.57	248,418
Phoenix Spectrum Edge® Option 1	$1.49	61,417	$0.56	804,173	$1.46	71,117	$1.68	154,676
Phoenix Spectrum Edge® Option 2	$1.48	127,464	$0.55	2,717,539	$1.43	249,356	$1.65	250,062
Phoenix Spectrum Edge® Option 3	$-	-	$0.54	47,855	$1.40	4,426	$1.61	3,867
Phoenix Spectrum Edge® + Option 1	$1.48	4,104	$0.56	4,267,386	$1.40	93,259	$1.60	37,771
Phoenix Spectrum Edge® + Option 2	$1.47	12,156	$0.55	12,890,715	$-	-	$1.57	23,582
Retirement Planner's Edge	$1.47	49,660	$0.54	18,968	$1.40	161,420	$1.61	169,312
The Big Edge Choice®	$1.47	45,121	$0.57	133,532	$1.39	91,135	$1.59	819,803
The Phoenix Edge® – VA Option 1	$1.50	7,592	$0.58	23,223	$1.50	202,730	$1.73	397,978
The Phoenix Edge® – VA Option 2	$1.48	20,563	$0.55	41,025	$1.43	49,552	$1.65	133,166
The Phoenix Edge® – VA Option 3	$1.47	37,381	$0.54	39,951	$1.41	44,204	$1.62	41,945
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
Assets:
Investments at fair value	$128,057		$435,182		$1,996,796		$4,996,895
Total assets	$128,057		$435,182		$1,996,796		$4,996,895
Total net assets	$128,057		$435,182		$1,996,796		$4,996,895
Net assets:
Accumulation units	$128,057		$435,182		$1,995,600		$4,988,482
Contracts in payout (annuitization) period	$-		$-		$1,196		$8,413
Total net assets	$128,057		$435,182		$1,996,796		$4,996,895
Units outstanding	543,963		101,567		926,172		1,907,960
Investment shares held	1,502		3,207		186,442		358,715
Investments at cost	$503,802		$111,294		$1,738,564		$5,402,959
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$-	-	$-	-	$-	-	$1.87	3,928
Phoenix Dimensions® Option 1	$-	-	$-	-	$1.37	42,524	$1.49	46,440
Phoenix Dimensions® Option 2	$-	-	$-	-	$1.32	10,900	$1.43	44,908
Phoenix Dimensions® Option 3	$-	-	$-	-	$1.32	89	$1.43	117
Phoenix Dimensions® Option 4	$-	-	$-	-	$-	-	$1.38	2,085
Phoenix Income Choice®	$-	-	$-	-	$-	-	$3.27	1,924
Phoenix Investor’s Edge® Option 1	$0.23	168,231	$4.16	1,565	$1.30	17,364	$3.39	44,987
Phoenix Investor’s Edge® Option 2	$0.22	16,283	$4.05	1,057	$1.27	13,913	$3.30	18,403
Phoenix Investor’s Edge® Option 3	$0.22	1,188	$3.95	996	$1.24	22,203	$3.21	229
Phoenix Investor’s Edge® Option 4	$-	-	$-	-	$-	-	$3.27	1,356
Phoenix Premium Edge®	$0.23	148,645	$4.19	56,906	$5.26	48,537	$2.66	170,488
Phoenix Spectrum Edge® Option 1	$0.25	708	$4.56	1,863	$1.40	46,787	$3.75	152,523
Phoenix Spectrum Edge® Option 2	$0.24	123,328	$4.44	12,078	$1.37	121,198	$3.65	282,166
Phoenix Spectrum Edge® Option 3	$-	-	$4.33	20,613	$-	-	$3.55	29,245
Phoenix Spectrum Edge® Option 4	$-	-	$-	-	$1.36	1,301	$3.62	1,273
Phoenix Spectrum Edge® + Option 1	$-	-	$-	-	$1.17	62,278	$1.04	107,507
Phoenix Spectrum Edge® + Option 2	$-	-	$-	-	$1.15	274	$1.02	12,479
Retirement Planner's Edge	$-	-	$-	-	$4.65	25,027	$3.10	38,712
The Big Edge Choice®	$-	-	$-	-	$1.74	444,364	$1.97	694,055
The Phoenix Edge® – VA Option 1	$0.26	85,580	$4.71	6,489	$5.96	52,736	$3.39	183,257
The Phoenix Edge® – VA Option 2	$-	-	$-	-	$5.55	15,707	$3.24	66,006
The Phoenix Edge® – VA Option 3	$-	-	$-	-	$4.71	970	$2.95	5,872
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Templeton Growth VIP Fund – Class 2		TVST Touchstone Balanced Fund		TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund
Assets:
Investments at fair value	$20,224,953		$1,229,443		$14,762,445		$60,375,889
Total assets	$20,224,953		$1,229,443		$14,762,445		$60,375,889
Total net assets	$20,224,953		$1,229,443		$14,762,445		$60,375,889
Net assets:
Accumulation units	$20,180,184		$1,229,443		$14,730,532		$60,245,627
Contracts in payout (annuitization) period	$44,769		$-		$31,913		$130,262
Total net assets	$20,224,953		$1,229,443		$14,762,445		$60,375,889
Units outstanding	11,470,787		656,550		10,434,807		25,622,727
Investment shares held	1,855,500		102,882		1,473,298		6,555,471
Investments at cost	$23,477,327		$1,244,928		$14,973,786		$72,603,231
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$4.76	515	$-	-	$-	-	$-	-
Freedom Edge®	$1.94	58,704	$1.82	71,619	$1.37	6,579	$2.28	11,872
Phoenix Dimensions® Option 1	$1.57	497,080	$1.90	737	$1.43	565,304	$2.38	1,329,836
Phoenix Dimensions® Option 2	$1.51	415,031	$-	-	$1.39	176,944	$2.31	474,892
Phoenix Dimensions® Option 3	$1.51	1,042	$-	-	$-	-	$-	-
Phoenix Dimensions® Option 4	$1.46	144,048	$-	-	$1.34	44,315	$2.24	240,073
Phoenix Investor’s Edge® Option 1	$3.55	584,823	$-	-	$1.36	305,562	$2.27	771,718
Phoenix Investor’s Edge® Option 2	$3.45	455,694	$1.78	55,939	$1.33	109,258	$2.23	290,814
Phoenix Investor’s Edge® Option 3	$3.36	1,032	$1.74	15,743	$-	-	$-	-
Phoenix Premium Edge®	$3.43	319,450	$1.82	46,108	$1.37	465,551	$2.28	1,223,491
Phoenix Spectrum Edge® Option 1	$3.92	150,337	$1.94	5,936	$1.46	66,144	$2.43	155,911
Phoenix Spectrum Edge® Option 2	$3.82	360,618	$1.90	59,293	$1.43	443,752	$2.38	647,650
Phoenix Spectrum Edge® Option 3	$3.71	15,446	$1.87	36,546	$1.40	33,280	$2.34	51,581
Phoenix Spectrum Edge® + Option 1	$1.14	1,295,674	$1.92	12,229	$1.44	2,202,776	$2.40	5,039,868
Phoenix Spectrum Edge® + Option 2	$1.12	5,831,435	$1.88	375	$1.41	5,761,735	$2.35	14,994,711
Retirement Planner's Edge	$4.18	43,016	$1.87	29,554	$1.40	54,671	$2.34	66,577
The Big Edge Choice®	$2.49	1,160,447	$1.87	138,717	$1.41	80,061	$2.35	203,130
The Phoenix Edge® – VA Option 1	$4.73	82,343	$1.99	63,647	$1.49	23,377	$2.49	98,580
The Phoenix Edge® – VA Option 2	$4.52	29,439	$1.90	87,023	$1.43	38,969	$2.38	20,036
The Phoenix Edge® – VA Option 3	$3.91	24,613	$1.88	33,084	$1.41	56,529	$2.35	1,987
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	TVST Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
Assets:
Investments at fair value	$9,229,245		$88,363,777		$29,038,487		$34,773,240
Total assets	$9,229,245		$88,363,777		$29,038,487		$34,773,240
Total net assets	$9,229,245		$88,363,777		$29,038,487		$34,773,240
Net assets:
Accumulation units	$9,213,812		$88,126,053		$28,979,381		$34,593,493
Contracts in payout (annuitization) period	$15,433		$237,724		$59,106		$179,747
Total net assets	$9,229,245		$88,363,777		$29,038,487		$34,773,240
Units outstanding	3,884,416		50,382,923		7,610,990		10,694,674
Investment shares held	674,160		7,450,571		1,566,261		1,009,676
Investments at cost	$9,355,152		$121,979,917		$35,672,830		$21,363,894
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$2.30	7,565	$2.15	25,270	$3.98	6,663	$-	-
Phoenix Dimensions® Option 1	$2.40	176,275	$1.65	1,931,161	$2.62	339,047	$2.67	11,951
Phoenix Dimensions® Option 2	$2.33	82,565	$1.59	583,347	$2.52	98,740	$2.58	4,691
Phoenix Dimensions® Option 3	$-	-	$-	-	$2.52	47	$-	-
Phoenix Dimensions® Option 4	$2.25	37,161	$1.53	384,359	$2.43	70,448	$-	-
Phoenix Income Choice®	$-	-	$3.87	3,554	$11.22	627	$4.36	1,986
Phoenix Investor’s Edge® Option 1	$2.28	107,918	$4.02	500,420	$10.34	63,017	$4.70	18,185
Phoenix Investor’s Edge® Option 2	$2.24	39,859	$3.91	304,911	$10.06	38,214	$4.57	56,918
Phoenix Investor’s Edge® Option 3	$-	-	$-	-	$9.78	4,452	$4.45	828
Phoenix Investor’s Edge® Option 4	$-	-	$3.88	2,314	$9.96	153	$4.53	2,422
Phoenix Premium Edge®	$2.30	142,718	$2.52	1,097,522	$12.22	124,025	$2.44	596,286
Phoenix Spectrum Edge® Option 1	$2.44	37,059	$4.45	2,107,598	$11.43	242,970	$5.20	278,748
Phoenix Spectrum Edge® Option 2	$2.40	135,293	$4.33	5,864,027	$11.12	574,817	$5.06	633,300
Phoenix Spectrum Edge® Option 3	$2.35	6,797	$4.21	442,140	$10.82	77,013	$4.92	19,844
Phoenix Spectrum Edge® Option 4	$-	-	$4.29	3,420	$-	-	$5.01	691
Phoenix Spectrum Edge® + Option 1	$2.41	674,266	$1.03	8,770,788	$1.84	1,419,762	$2.33	9,594
Phoenix Spectrum Edge® + Option 2	$2.37	2,053,715	$1.01	26,569,136	$1.81	4,106,616	$2.29	21,439
Retirement Planner's Edge	$2.35	33,948	$3.00	97,840	$15.51	29,337	$3.20	385,199
The Big Edge Choice®	$2.36	136,122	$2.71	958,238	$9.62	324,117	$3.01	6,064,122
The Phoenix Edge® – VA Option 1	$2.51	123,979	$3.35	451,826	$17.04	49,228	$3.41	1,534,468
The Phoenix Edge® – VA Option 2	$2.40	88,539	$3.04	203,472	$15.72	32,651	$3.18	842,266
The Phoenix Edge® – VA Option 3	$2.37	637	$2.83	81,580	$14.71	9,046	$3.10	211,736
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
Assets:
Investments at fair value	$31,205,396		$37,485,238		$46,471,448		$36,927,628
Total assets	$31,205,396		$37,485,238		$46,471,448		$36,927,628
Total net assets	$31,205,396		$37,485,238		$46,471,448		$36,927,628
Net assets:
Accumulation units	$31,128,589		$37,433,487		$46,278,688		$32,527,805
Contracts in payout (annuitization) period	$76,807		$51,751		$192,760		$4,399,823
Total net assets	$31,205,396		$37,485,238		$46,471,448		$36,927,628
Units outstanding	1,974,621		10,911,873		17,139,260		10,421,704
Investment shares held	991,277		2,375,490		5,007,699		2,808,185
Investments at cost	$16,238,076		$32,501,799		$46,534,554		$31,325,616
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$-	-	$-	-	$5.16	4,460	$-	-
Freedom Edge®	$5.86	17,507	$3.21	10,343	$1.97	91,852	$2.54	16,725
Phoenix Dimensions® Option 1	$5.46	11,844	$2.31	526,360	$1.88	844,347	$2.21	49,985
Phoenix Dimensions® Option 2	$-	-	$2.23	164,603	$1.82	196,304	$2.13	11,174
Phoenix Dimensions® Option 3	$-	-	$-	-	$-	-	$2.13	169
Phoenix Dimensions® Option 4	$5.07	3,856	$2.15	99,706	$1.75	83,628	$2.05	8,483
Phoenix Income Choice®	$16.46	805	$7.51	97	$4.96	7,263	$4.40	85,685
Phoenix Income Choice® with GPAF	$-	-	$-	-	$-	-	$1.98	1,969,700
Phoenix Investor’s Edge® Option 1	$15.34	19,610	$7.03	114,981	$4.50	371,540	$4.38	121,696
Phoenix Investor’s Edge® Option 2	$14.94	24,827	$6.84	101,497	$4.38	146,580	$4.26	187,074
Phoenix Investor’s Edge® Option 3	$14.55	1,735	$6.65	12,097	$4.26	2,872	$4.14	10,678
Phoenix Investor’s Edge® Option 4	$14.81	510	$6.77	232	$4.34	7,847	$4.22	384
Phoenix Premium Edge®	$15.48	237,507	$7.39	310,621	$4.91	741,867	$3.64	807,843
Phoenix Spectrum Edge® Option 1	$16.90	158,066	$7.77	440,257	$4.98	649,852	$4.84	951,113
Phoenix Spectrum Edge® Option 2	$16.46	234,571	$7.56	1,207,675	$4.85	1,448,173	$4.71	2,058,050
Phoenix Spectrum Edge® Option 3	$16.03	79,402	$7.36	83,745	$4.71	84,749	$4.58	195,376
Phoenix Spectrum Edge® Option 4	$16.32	152	$7.49	948	$4.80	3,429	$4.67	3,136
Phoenix Spectrum Edge® + Option 1	$3.69	16,702	$1.71	1,786,362	$1.74	2,810,573	$1.72	27,442
Phoenix Spectrum Edge® + Option 2	$3.62	45,478	$1.67	5,267,774	$1.71	7,045,527	$-	-
Retirement Planner's Edge	$16.03	69,549	$7.88	56,610	$5.28	165,823	$4.07	188,064
The Big Edge Choice®	$16.10	489,286	$8.51	332,109	$3.28	1,702,802	$2.60	2,362,976
The Phoenix Edge® – VA Option 1	$17.50	317,933	$9.38	158,948	$5.91	338,811	$4.52	785,088
The Phoenix Edge® – VA Option 2	$16.46	218,116	$8.14	131,204	$5.50	211,743	$4.15	406,463
The Phoenix Edge® – VA Option 3	$16.17	27,165	$8.48	105,704	$5.12	179,218	$4.23	174,400
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$14,393,822		$40,397,515		$5,468,837		$33,930,831
Total assets	$14,393,822		$40,397,515		$5,468,837		$33,930,831
Total net assets	$14,393,822		$40,397,515		$5,468,837		$33,930,831
Net assets:
Accumulation units	$14,288,159		$40,303,427		$5,463,653		$33,835,958
Contracts in payout (annuitization) period	$105,663		$94,088		$5,184		$94,873
Total net assets	$14,393,822		$40,397,515		$5,468,837		$33,930,831
Units outstanding	3,440,359		9,641,999		754,302		3,603,211
Investment shares held	1,044,544		1,553,751		299,007		1,524,296
Investments at cost	$14,895,251		$37,427,547		$5,170,809		$31,118,732
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$5.74	843	$-	-	$-	-	$-	-
Freedom Edge®	$2.26	25,963	$4.19	6,162	$-	-	$-	-
Phoenix Dimensions® Option 1	$2.10	35,692	$2.72	273,594	$2.94	27,261	$3.12	20,136
Phoenix Dimensions® Option 2	$-	-	$2.62	132,000	$2.83	14,263	$3.00	51,645
Phoenix Dimensions® Option 3	$-	-	$2.62	74	$-	-	$3.00	79
Phoenix Dimensions® Option 4	$-	-	$2.52	59,538	$2.73	750	$-	-
Phoenix Income Choice®	$-	-	$7.61	1,075	$-	-	$8.61	1,173
Phoenix Investor’s Edge® Option 1	$4.31	17,474	$8.48	63,247	$7.69	15,288	$8.43	22,615
Phoenix Investor’s Edge® Option 2	$4.19	12,661	$8.25	48,351	$7.48	4,826	$8.20	14,954
Phoenix Investor’s Edge® Option 3	$4.08	5,008	$8.02	462	$-	-	$7.98	1,945
Phoenix Investor’s Edge® Option 4	$-	-	$8.17	562	$7.41	222	$-	-
Phoenix Premium Edge®	$4.26	158,112	$4.82	355,203	$8.12	84,406	$9.48	156,053
Phoenix Spectrum Edge® Option 1	$4.77	90,172	$9.38	353,255	$8.50	81,025	$9.33	128,697
Phoenix Spectrum Edge® Option 2	$4.64	140,121	$9.12	751,249	$8.27	85,022	$9.08	176,897
Phoenix Spectrum Edge® Option 3	$4.51	6,097	$8.88	70,224	$8.05	23,159	$8.83	28,243
Phoenix Spectrum Edge® + Option 1	$1.79	22,764	$1.55	1,358,926	$1.93	59,222	$2.48	22,831
Phoenix Spectrum Edge® + Option 2	$1.76	14,518	$1.52	4,119,543	$1.90	9,918	$2.43	49,669
Retirement Planner's Edge	$4.67	27,493	$7.62	33,201	$10.46	18,884	$9.59	59,736
The Big Edge Choice®	$3.90	2,204,132	$8.55	1,528,503	$6.09	209,222	$9.64	2,175,590
The Phoenix Edge® – VA Option 1	$5.38	443,273	$8.45	322,039	$11.27	81,661	$10.54	461,905
The Phoenix Edge® – VA Option 2	$4.91	220,132	$7.68	122,814	$10.29	36,239	$9.73	183,372
The Phoenix Edge® – VA Option 3	$4.78	15,904	$7.51	41,977	$9.89	2,934	$9.62	47,671
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
	AB VPS Balanced Wealth Strategy Portfolio – Class B	Alger Capital Appreciation Portfolio – Class I-2 Shares	AMT Sustainable Equity Portfolio - Class S	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Income:
Dividends	$117,456	$-	$78,897	$25,108
Expenses:
Mortality and expense fees	70,045	35,048	227,383	24,518
Administrative fees	6,398	3,929	23,540	2,777
Net investment income (loss)	41,013	(38,977)	(172,026)	(2,187)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(3,186)	46,185	6,387	39,207
Realized gain distributions	609,319	364,912	1,514,841	150,518
Realized gain (loss)	606,133	411,097	1,521,228	189,725
Change in unrealized appreciation (depreciation) during the year	128,008	484,280	828,891	284,264
Net increase (decrease) in net assets from operations	$775,154	$856,400	$2,178,093	$471,802

	DWS Equity 500 Index VIP – Class A	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares
Income:
Dividends	$419,908	$4,758	$900,806	$342,620
Expenses:
Mortality and expense fees	240,872	5,774	416,867	252,538
Administrative fees	25,551	593	45,522	26,233
Net investment income (loss)	153,485	(1,609)	438,417	63,849
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,226,800	11,285	(339,371)	-
Realized gain distributions	1,028,192	39,172	-	-
Realized gain (loss)	2,254,992	50,457	(339,371)	-
Change in unrealized appreciation (depreciation) during the year	2,854,842	49,056	1,555,400	0
Net increase (decrease) in net assets from operations	$5,263,319	$97,904	$1,654,446	$63,849

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Federated High Income Bond Fund II – Primary Shares	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class
Income:
Dividends	$360,826	$79,418	$28,003	$20,388
Expenses:
Mortality and expense fees	73,110	263,069	678,259	147,547
Administrative fees	7,405	27,805	71,183	15,722
Net investment income (loss)	280,311	(211,456)	(721,439)	(142,881)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(118,848)	368,872	7,058,859	1,010,802
Realized gain distributions	-	2,607,968	5,055,598	803,314
Realized gain (loss)	(118,848)	2,976,840	12,114,457	1,814,116
Change in unrealized appreciation (depreciation) during the year	553,092	2,974,271	7,289,172	1,805,429
Net increase (decrease) in net assets from operations	$714,555	$5,739,655	$18,682,190	$3,476,664

	Fidelity® VIP Investment Grade Bond Portfolio – Service Class	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2
Income:
Dividends	$566,769	$-	$957,298	$387,094
Expenses:
Mortality and expense fees	271,024	3,372	234,342	277,922
Administrative fees	28,062	334	22,445	27,317
Net investment income (loss)	267,683	(3,706)	700,511	81,855
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	197,023	202	(144,972)	390,448
Realized gain distributions	-	13,518	289,331	2,069,808
Realized gain (loss)	197,023	13,720	144,359	2,460,256
Change in unrealized appreciation (depreciation) during the year	1,312,795	49,832	1,587,687	1,638,354
Net increase (decrease) in net assets from operations	$1,777,501	$59,846	$2,432,557	$4,180,465

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Guggenheim VT Long Short Equity Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Income:
Dividends	$1,736	$-	$7,273	$-
Expenses:
Mortality and expense fees	4,137	7,110	14,230	216,000
Administrative fees	404	744	1,451	22,431
Net investment income (loss)	(2,805)	(7,854)	(8,408)	(238,431)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	16,593	6,233	5,036	323,997
Realized gain distributions	-	58,194	164,246	1,676,690
Realized gain (loss)	16,593	64,427	169,282	2,000,687
Change in unrealized appreciation (depreciation) during the year	(414)	114,299	133,060	2,164,754
Net increase (decrease) in net assets from operations	$13,374	$170,872	$293,934	$3,927,010

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:
Dividends	$-	$23,923	$33,047	$5,005
Expenses:
Mortality and expense fees	149,957	29,402	19,437	12,898
Administrative fees	16,637	3,207	1,940	1,284
Net investment income (loss)	(166,594)	(8,686)	11,670	(9,177)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	708,612	70,586	(23,433)	(3,514)
Realized gain distributions	1,842,085	290,725	103,003	109,761
Realized gain (loss)	2,550,697	361,311	79,570	106,247
Change in unrealized appreciation (depreciation) during the year	1,570,331	268,610	188,641	116,729
Net increase (decrease) in net assets from operations	$3,954,434	$621,235	$279,881	$213,799

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:
Dividends	$-	$170,981	$515,142	$21,755
Expenses:
Mortality and expense fees	5,174	56,451	371,202	30,226
Administrative fees	537	5,642	40,664	3,064
Net investment income (loss)	(5,711)	108,888	103,276	(11,535)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(12,882)	9,489	735,232	32,004
Realized gain distributions	8,009	-	2,102,016	40,738
Realized gain (loss)	(4,873)	9,489	2,837,248	72,742
Change in unrealized appreciation (depreciation) during the year	115,381	385,871	3,222,435	399,095
Net increase (decrease) in net assets from operations	$104,797	$504,248	$6,162,959	$460,302

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$80,407	$395,827	$171,756	$445,270
Expenses:
Mortality and expense fees	63,324	269,048	123,475	264,819
Administrative fees	6,759	26,583	12,586	26,944
Net investment income (loss)	10,324	100,196	35,695	153,507
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	657,206	77,687	67,630	70,236
Realized gain distributions	184,466	395,845	441,637	495,988
Realized gain (loss)	841,672	473,532	509,267	566,224
Change in unrealized appreciation (depreciation) during the year	307,403	2,302,183	1,144,570	1,561,231
Net increase (decrease) in net assets from operations	$1,159,399	$2,875,911	$1,689,532	$2,280,962

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class
Income:
Dividends	$80,254	$-	$605,258	$26,276
Expenses:
Mortality and expense fees	113,746	7,841	170,056	19,900
Administrative fees	11,772	819	17,507	2,112
Net investment income (loss)	(45,264)	(8,660)	417,695	4,264
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(17,705,880)	6,187	(771,529)	56
Realized gain distributions	9,712,636	50,709	-	-
Realized gain (loss)	(7,993,244)	56,896	(771,529)	56
Change in unrealized appreciation (depreciation) during the year	12,988,371	116,311	1,676,428	106,272
Net increase (decrease) in net assets from operations	$4,949,863	$164,547	$1,322,594	$110,592

	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Templeton Developing Markets VIP Fund – Class 2
Income:
Dividends	$123,405	$-	$4,267	$19,267
Expenses:
Mortality and expense fees	50,207	1,776	6,170	23,327
Administrative fees	5,300	168	564	2,440
Net investment income (loss)	67,898	(1,944)	(2,467)	(6,500)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	20,782	(45,323)	93,519	(39,265)
Realized gain distributions	-	-	-	-
Realized gain (loss)	20,782	(45,323)	93,519	(39,265)
Change in unrealized appreciation (depreciation) during the year	194,682	25,773	72,326	475,786
Net increase (decrease) in net assets from operations	$283,362	$(21,494)	$163,378	$430,021

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2	TVST Touchstone Balanced Fund	TVST Touchstone Bond Fund
Income:
Dividends	$85,005	$573,159	$15,984	$191,255
Expenses:
Mortality and expense fees	57,588	263,434	12,446	192,062
Administrative fees	6,170	25,533	1,273	19,768
Net investment income (loss)	21,247	284,192	2,265	(20,575)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(34,897)	50,112	7,790	(118,653)
Realized gain distributions	50,739	3,937,342	156	-
Realized gain (loss)	15,842	3,987,454	7,946	(118,653)
Change in unrealized appreciation (depreciation) during the year	486,149	(1,654,026)	179,752	1,527,251
Net increase (decrease) in net assets from operations	$523,238	$2,617,620	$189,963	$1,388,023

	TVST Touchstone Common Stock Fund	TVST Touchstone Small Company Fund	Virtus Duff & Phelps International Series – Class A Shares	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Income:
Dividends	$314,612	$2,265	$727,910	$483,549
Expenses:
Mortality and expense fees	727,737	111,238	1,032,792	363,087
Administrative fees	74,500	11,534	109,768	38,098
Net investment income (loss)	(487,625)	(120,507)	(414,650)	82,364
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	736,031	78,955	(2,026,592)	(596,714)
Realized gain distributions	651,065	1,000,004	-	2,881,374
Realized gain (loss)	1,387,096	1,078,959	(2,026,592)	2,284,660
Change in unrealized appreciation (depreciation) during the year	13,300,479	723,803	16,090,778	4,635,800
Net increase (decrease) in net assets from operations	$14,199,950	$1,682,255	$13,649,536	$7,002,824

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Income:
Dividends	$-	$-	$345,476	$1,707,628
Expenses:
Mortality and expense fees	387,470	354,419	444,972	583,114
Administrative fees	41,540	38,408	46,894	60,572
Net investment income (loss)	(429,010)	(392,827)	(146,390)	1,063,942
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	684,067	601,353	353,297	216,329
Realized gain distributions	1,315,732	4,451,214	526,180	-
Realized gain (loss)	1,999,799	5,052,567	879,477	216,329
Change in unrealized appreciation (depreciation) during the year	8,760,414	4,310,094	6,957,038	2,949,597
Net increase (decrease) in net assets from operations	$10,331,203	$8,969,834	$7,690,125	$4,229,868

	Virtus Rampart Enhanced Core Equity Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger Select
Income:
Dividends	$422,419	$171,533	$309,934	$3,723
Expenses:
Mortality and expense fees	461,724	163,996	456,275	59,900
Administrative fees	39,772	17,534	48,228	6,518
Net investment income (loss)	(79,077)	(9,997)	(194,569)	(62,695)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	69,581	(114,330)	(256,840)	(59,463)
Realized gain distributions	-	189,227	3,573,726	683,293
Realized gain (loss)	69,581	74,897	3,316,886	623,830
Change in unrealized appreciation (depreciation) during the year	8,518,803	2,952,046	6,430,975	708,474
Net increase (decrease) in net assets from operations	$8,509,307	$3,016,946	$9,553,292	$1,269,609

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
Wanger USA
Income:
Dividends	$86,339
Expenses:
Mortality and expense fees	389,205
Administrative fees	41,303
Net investment income (loss)	(344,169)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(34,227)
Realized gain distributions	5,841,772
Realized gain (loss)	5,807,545
Change in unrealized appreciation (depreciation) during the year	2,834,407
Net increase (decrease) in net assets from operations	$8,297,783
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$41,013	$10,392	$(38,977)	$(38,434)
Realized gains (losses)	606,133	422,477	411,097	700,295
Unrealized appreciation (depreciation) during the year	128,008	(858,404)	484,280	(673,849)
Net increase (decrease) in net assets from operations	775,154	(425,535)	856,400	(11,988)
Contract transactions:
Payments received from contract owners	33,814	326,938	907	1,265
Transfers between investment options (including GIA/MVA), net	(80,359)	(167,222)	(8,029)	(55,316)
Transfers for contract benefits and terminations	(450,995)	(844,953)	(280,608)	(394,924)
Contract maintenance charges	(52,564)	(54,227)	(1,894)	(2,247)
Adjustments to net assets allocated to contracts in payout period	726	19	-	-
Net increase (decrease) in net assets resulting from contract transactions	(549,378)	(739,445)	(289,624)	(451,222)
Total increase (decrease) in net assets	225,776	(1,164,980)	566,776	(463,210)
Net assets at beginning of period	4,887,424	6,052,404	2,782,303	3,245,513
Net assets at end of period	$5,113,200	$4,887,424	$3,349,079	$2,782,303

	AMT Sustainable Equity Portfolio - Class S		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(172,026)	$-	$(2,187)	$(2,438)
Realized gains (losses)	1,521,228	-	189,725	48,480
Unrealized appreciation (depreciation) during the year	828,891	-	284,264	(356,257)
Net increase (decrease) in net assets from operations	2,178,093	-	471,802	(310,215)
Contract transactions:
Payments received from contract owners	45,815	-	3,517	3,505
Transfers between investment options (including GIA/MVA), net	29,099,535	-	31,591	20,695
Transfers for contract benefits and terminations	(2,745,434)	-	(262,272)	(142,827)
Contract maintenance charges	(118,290)	-	(1,805)	(1,776)
Adjustments to net assets allocated to contracts in payout period	(1,543)	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	26,280,083	-	(228,969)	(120,403)
Total increase (decrease) in net assets	28,458,176	-	242,833	(430,618)
Net assets at beginning of period	-	-	2,009,422	2,440,040
Net assets at end of period	$28,458,176	$-	$2,252,255	$2,009,422
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$153,485	$90,564	$(1,609)	$(2,124)
Realized gains (losses)	2,254,992	2,811,502	50,457	47,915
Unrealized appreciation (depreciation) during the year	2,854,842	(3,982,569)	49,056	(106,042)
Net increase (decrease) in net assets from operations	5,263,319	(1,080,503)	97,904	(60,251)
Contract transactions:
Payments received from contract owners	73,337	57,462	555	692
Transfers between investment options (including GIA/MVA), net	(306,676)	(930,908)	33,635	7,088
Transfers for contract benefits and terminations	(3,617,996)	(2,249,351)	(58,959)	(22,088)
Contract maintenance charges	(53,484)	(57,807)	(977)	(895)
Adjustments to net assets allocated to contracts in payout period	(7,941)	(3,362)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(3,912,760)	(3,183,966)	(25,746)	(15,203)
Total increase (decrease) in net assets	1,350,559	(4,264,469)	72,158	(75,454)
Net assets at beginning of period	19,170,388	23,434,857	422,437	497,891
Net assets at end of period	$20,520,947	$19,170,388	$494,595	$422,437

	Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$438,417	$477,290	$63,849	$(24,511)
Realized gains (losses)	(339,371)	(441,647)	-	-
Unrealized appreciation (depreciation) during the year	1,555,400	(439,038)	-	-
Net increase (decrease) in net assets from operations	1,654,446	(403,395)	63,849	(24,511)
Contract transactions:
Payments received from contract owners	184,520	222,350	922,984	1,135,507
Transfers between investment options (including GIA/MVA), net	454,251	318,344	3,988,358	3,918,290
Transfers for contract benefits and terminations	(5,197,467)	(4,649,040)	(5,662,000)	(8,558,327)
Contract maintenance charges	(127,891)	(153,669)	(104,626)	(125,752)
Adjustments to net assets allocated to contracts in payout period	(26,805)	(6,534)	4,274	(1,649)
Net increase (decrease) in net assets resulting from contract transactions	(4,713,392)	(4,268,549)	(851,010)	(3,631,931)
Total increase (decrease) in net assets	(3,058,946)	(4,671,944)	(787,161)	(3,656,442)
Net assets at beginning of period	37,923,203	42,595,147	21,819,006	25,475,448
Net assets at end of period	$34,864,257	$37,923,203	$21,031,845	$21,819,006
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Federated High Income Bond Fund II – Primary Shares		Fidelity® VIP Contrafund® Portfolio – Service Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$280,311	$443,552	$(211,456)	$(169,473)
Realized gains (losses)	(118,848)	(70,299)	2,976,840	2,610,170
Unrealized appreciation (depreciation) during the year	553,092	(659,619)	2,974,271	(4,067,715)
Net increase (decrease) in net assets from operations	714,555	(286,366)	5,739,655	(1,627,018)
Contract transactions:
Payments received from contract owners	6,550	38,568	217,812	109,466
Transfers between investment options (including GIA/MVA), net	62,364	(316,728)	(571,030)	(720,099)
Transfers for contract benefits and terminations	(603,375)	(642,721)	(2,940,561)	(2,070,915)
Contract maintenance charges	(10,865)	(15,872)	(28,816)	(29,624)
Adjustments to net assets allocated to contracts in payout period	1,577	(268)	(1,809)	2,434
Net increase (decrease) in net assets resulting from contract transactions	(543,749)	(937,021)	(3,324,404)	(2,708,738)
Total increase (decrease) in net assets	170,806	(1,223,387)	2,415,251	(4,335,756)
Net assets at beginning of period	5,629,375	6,852,762	20,347,710	24,683,466
Net assets at end of period	$5,800,181	$5,629,375	$22,762,961	$20,347,710

	Fidelity® VIP Growth Opportunities Portfolio – Service Class		Fidelity® VIP Growth Portfolio – Service Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(721,439)	$(753,056)	$(142,881)	$(152,357)
Realized gains (losses)	12,114,457	11,178,665	1,814,116	2,066,716
Unrealized appreciation (depreciation) during the year	7,289,172	(3,369,781)	1,805,429	(1,995,979)
Net increase (decrease) in net assets from operations	18,682,190	7,055,828	3,476,664	(81,620)
Contract transactions:
Payments received from contract owners	185,698	346,847	22,320	72,617
Transfers between investment options (including GIA/MVA), net	(8,098,760)	(8,030,604)	(361,176)	(288,532)
Transfers for contract benefits and terminations	(8,126,490)	(8,422,862)	(2,529,991)	(1,000,732)
Contract maintenance charges	(312,395)	(381,694)	(31,079)	(33,410)
Adjustments to net assets allocated to contracts in payout period	815	900	(63)	(2,742)
Net increase (decrease) in net assets resulting from contract transactions	(16,351,132)	(16,487,413)	(2,899,989)	(1,252,799)
Total increase (decrease) in net assets	2,331,058	(9,431,585)	576,675	(1,334,419)
Net assets at beginning of period	53,666,375	63,097,960	11,483,517	12,817,936
Net assets at end of period	$55,997,433	$53,666,375	$12,060,192	$11,483,517
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Fidelity® VIP Investment Grade Bond Portfolio – Service Class		Franklin Flex Cap Growth VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$267,683	$249,591	$(3,706)	$(2,783)
Realized gains (losses)	197,023	163,544	13,720	18,949
Unrealized appreciation (depreciation) during the year	1,312,795	(926,493)	49,832	(27,984)
Net increase (decrease) in net assets from operations	1,777,501	(513,358)	59,846	(11,818)
Contract transactions:
Payments received from contract owners	91,609	139,205	5,440	4,639
Transfers between investment options (including GIA/MVA), net	(515,933)	1,552,534	80,078	38,752
Transfers for contract benefits and terminations	(3,523,503)	(3,460,671)	(38,263)	(13,652)
Contract maintenance charges	(167,985)	(195,190)	(447)	(248)
Adjustments to net assets allocated to contracts in payout period	(641)	842	417	417
Net increase (decrease) in net assets resulting from contract transactions	(4,116,453)	(1,963,280)	47,225	29,908
Total increase (decrease) in net assets	(2,338,952)	(2,476,638)	107,071	18,090
Net assets at beginning of period	23,518,360	25,994,998	183,822	165,732
Net assets at end of period	$21,179,408	$23,518,360	$290,893	$183,822

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$700,511	$726,859	$81,855	$225,583
Realized gains (losses)	144,359	(403,706)	2,460,256	1,522,160
Unrealized appreciation (depreciation) during the year	1,587,687	(1,476,791)	1,638,354	(4,211,855)
Net increase (decrease) in net assets from operations	2,432,557	(1,153,638)	4,180,465	(2,464,112)
Contract transactions:
Payments received from contract owners	231,700	177,197	262,083	159,512
Transfers between investment options (including GIA/MVA), net	(8,859)	(1,487,763)	(1,081,993)	(641,956)
Transfers for contract benefits and terminations	(2,555,864)	(3,680,682)	(2,968,251)	(4,181,304)
Contract maintenance charges	(137,365)	(172,038)	(136,126)	(170,236)
Adjustments to net assets allocated to contracts in payout period	57	(16)	397	355
Net increase (decrease) in net assets resulting from contract transactions	(2,470,331)	(5,163,302)	(3,923,890)	(4,833,629)
Total increase (decrease) in net assets	(37,774)	(6,316,940)	256,575	(7,297,741)
Net assets at beginning of period	17,816,157	24,133,097	21,579,072	28,876,813
Net assets at end of period	$17,778,383	$17,816,157	$21,835,647	$21,579,072
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,805)	$(6,634)	$(7,854)	$(8,379)
Realized gains (losses)	16,593	118,759	64,427	55,686
Unrealized appreciation (depreciation) during the year	(414)	(177,690)	114,299	(79,972)
Net increase (decrease) in net assets from operations	13,374	(65,565)	170,872	(32,665)
Contract transactions:
Payments received from contract owners	71	83	-	13
Transfers between investment options (including GIA/MVA), net	742	(38,929)	(1,522)	(6,318)
Transfers for contract benefits and terminations	(61,250)	(153,369)	(59,991)	(128,980)
Contract maintenance charges	(1,225)	(2,313)	(513)	(751)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(61,662)	(194,528)	(62,026)	(136,036)
Total increase (decrease) in net assets	(48,288)	(260,093)	108,846	(168,701)
Net assets at beginning of period	359,224	619,317	522,989	691,690
Net assets at end of period	$310,936	$359,224	$631,835	$522,989

	Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,408)	$(8,055)	$(238,431)	$(278,892)
Realized gains (losses)	169,282	164,429	2,000,687	3,308,900
Unrealized appreciation (depreciation) during the year	133,060	(336,077)	2,164,754	(5,119,114)
Net increase (decrease) in net assets from operations	293,934	(179,703)	3,927,010	(2,089,106)
Contract transactions:
Payments received from contract owners	16,876	54,100	54,739	144,814
Transfers between investment options (including GIA/MVA), net	51,666	35,330	244,528	(623,933)
Transfers for contract benefits and terminations	(136,363)	(351,831)	(2,648,851)	(3,283,250)
Contract maintenance charges	(1,598)	(1,815)	(122,301)	(158,251)
Adjustments to net assets allocated to contracts in payout period	-	-	(847)	307
Net increase (decrease) in net assets resulting from contract transactions	(69,419)	(264,216)	(2,472,732)	(3,920,313)
Total increase (decrease) in net assets	224,515	(443,919)	1,454,278	(6,009,419)
Net assets at beginning of period	1,023,257	1,467,176	16,909,893	22,919,312
Net assets at end of period	$1,247,772	$1,023,257	$18,364,171	$16,909,893
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(166,594)	$(185,483)	$(8,686)	$(11,110)
Realized gains (losses)	2,550,697	1,625,744	361,311	242,106
Unrealized appreciation (depreciation) during the year	1,570,331	(1,867,266)	268,610	(515,929)
Net increase (decrease) in net assets from operations	3,954,434	(427,005)	621,235	(284,933)
Contract transactions:
Payments received from contract owners	30,673	30,004	4,432	10,526
Transfers between investment options (including GIA/MVA), net	(648,357)	(896,434)	(106,786)	22,418
Transfers for contract benefits and terminations	(1,746,363)	(1,471,904)	(304,904)	(312,817)
Contract maintenance charges	(48,789)	(53,096)	(11,388)	(12,098)
Adjustments to net assets allocated to contracts in payout period	(904)	(181)	(92)	(116)
Net increase (decrease) in net assets resulting from contract transactions	(2,413,740)	(2,391,611)	(418,738)	(292,087)
Total increase (decrease) in net assets	1,540,694	(2,818,616)	202,497	(577,020)
Net assets at beginning of period	12,119,995	14,938,611	2,430,453	3,007,473
Net assets at end of period	$13,660,689	$12,119,995	$2,632,950	$2,430,453

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,670	$13,683	$(9,177)	$(11,067)
Realized gains (losses)	79,570	97,218	106,247	168,812
Unrealized appreciation (depreciation) during the year	188,641	(352,205)	116,729	(298,985)
Net increase (decrease) in net assets from operations	279,881	(241,304)	213,799	(141,240)
Contract transactions:
Payments received from contract owners	1,010	1,428	636	680
Transfers between investment options (including GIA/MVA), net	(466,542)	304,370	1,274	(43,834)
Transfers for contract benefits and terminations	(265,920)	(79,125)	(76,136)	(291,418)
Contract maintenance charges	(2,666)	(4,932)	(2,400)	(3,340)
Adjustments to net assets allocated to contracts in payout period	-	-	11	(7)
Net increase (decrease) in net assets resulting from contract transactions	(734,118)	221,741	(76,615)	(337,919)
Total increase (decrease) in net assets	(454,237)	(19,563)	137,184	(479,159)
Net assets at beginning of period	1,932,141	1,951,704	934,485	1,413,644
Net assets at end of period	$1,477,904	$1,932,141	$1,071,669	$934,485
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,711)	$(6,056)	$108,888	$137,726
Realized gains (losses)	(4,873)	36,623	9,489	107,923
Unrealized appreciation (depreciation) during the year	115,381	(95,821)	385,871	(506,938)
Net increase (decrease) in net assets from operations	104,797	(65,254)	504,248	(261,289)
Contract transactions:
Payments received from contract owners	4,306	20,467	1,882	113,371
Transfers between investment options (including GIA/MVA), net	958	(18,489)	56,452	105,030
Transfers for contract benefits and terminations	(50,013)	(18,739)	(501,440)	(528,743)
Contract maintenance charges	(840)	(929)	(5,482)	(6,105)
Adjustments to net assets allocated to contracts in payout period	63	(1,117)	192	(147)
Net increase (decrease) in net assets resulting from contract transactions	(45,526)	(18,807)	(448,396)	(316,594)
Total increase (decrease) in net assets	59,271	(84,061)	55,852	(577,883)
Net assets at beginning of period	389,430	473,491	4,427,181	5,005,064
Net assets at end of period	$448,701	$389,430	$4,483,033	$4,427,181

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$103,276	$18,647	$(11,535)	$(21,285)
Realized gains (losses)	2,837,248	2,965,359	72,742	132,296
Unrealized appreciation (depreciation) during the year	3,222,435	(6,214,925)	399,095	(563,135)
Net increase (decrease) in net assets from operations	6,162,959	(3,230,919)	460,302	(452,124)
Contract transactions:
Payments received from contract owners	102,871	125,491	15,415	8,682
Transfers between investment options (including GIA/MVA), net	(560,420)	(395,140)	(18,702)	3,085
Transfers for contract benefits and terminations	(4,103,331)	(4,142,978)	(300,650)	(485,381)
Contract maintenance charges	(126,823)	(142,002)	(3,576)	(4,272)
Adjustments to net assets allocated to contracts in payout period	(729)	(3,126)	289	373
Net increase (decrease) in net assets resulting from contract transactions	(4,688,432)	(4,557,755)	(307,224)	(477,513)
Total increase (decrease) in net assets	1,474,527	(7,788,674)	153,078	(929,637)
Net assets at beginning of period	31,224,331	39,013,005	2,298,175	3,227,812
Net assets at end of period	$32,698,858	$31,224,331	$2,451,253	$2,298,175
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,324	$(4,437)	$100,196	$101,013
Realized gains (losses)	841,672	979,912	473,532	2,111,446
Unrealized appreciation (depreciation) during the year	307,403	(1,876,797)	2,302,183	(3,983,412)
Net increase (decrease) in net assets from operations	1,159,399	(901,322)	2,875,911	(1,770,953)
Contract transactions:
Payments received from contract owners	22,590	38,003	61,087	68,705
Transfers between investment options (including GIA/MVA), net	(34,505)	(299,066)	77,968	817,575
Transfers for contract benefits and terminations	(3,476,369)	(1,295,000)	(3,882,642)	(3,820,385)
Contract maintenance charges	(22,072)	(26,163)	(191,544)	(213,328)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(3,510,356)	(1,582,226)	(3,935,131)	(3,147,433)
Total increase (decrease) in net assets	(2,350,957)	(2,483,548)	(1,059,220)	(4,918,386)
Net assets at beginning of period	7,641,575	10,125,123	21,370,497	26,288,883
Net assets at end of period	$5,290,618	$7,641,575	$20,311,277	$21,370,497

	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$35,695	$22,173	$153,507	$138,061
Realized gains (losses)	509,267	1,215,378	566,224	765,074
Unrealized appreciation (depreciation) during the year	1,144,570	(2,275,991)	1,561,231	(2,071,370)
Net increase (decrease) in net assets from operations	1,689,532	(1,038,440)	2,280,962	(1,168,235)
Contract transactions:
Payments received from contract owners	61,477	84,965	34,372	479,641
Transfers between investment options (including GIA/MVA), net	(272,405)	(363,256)	2,776,989	2,077,893
Transfers for contract benefits and terminations	(1,203,848)	(1,198,230)	(2,918,424)	(3,596,041)
Contract maintenance charges	(65,043)	(74,423)	(174,129)	(160,918)
Adjustments to net assets allocated to contracts in payout period	125	91	25	32
Net increase (decrease) in net assets resulting from contract transactions	(1,479,694)	(1,550,853)	(281,167)	(1,199,393)
Total increase (decrease) in net assets	209,838	(2,589,293)	1,999,795	(2,367,628)
Net assets at beginning of period	9,923,932	12,513,225	19,916,913	22,284,541
Net assets at end of period	$10,133,770	$9,923,932	$21,916,708	$19,916,913
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(45,264)	$(320,495)	$(8,660)	$(7,610)
Realized gains (losses)	(7,993,244)	3,267,295	56,896	64,057
Unrealized appreciation (depreciation) during the year	12,988,371	(5,289,719)	116,311	(117,359)
Net increase (decrease) in net assets from operations	4,949,863	(2,342,919)	164,547	(60,912)
Contract transactions:
Payments received from contract owners	26,049	245,686	3,561	77,064
Transfers between investment options (including GIA/MVA), net	(29,994,454)	(1,923,027)	(21,937)	208,797
Transfers for contract benefits and terminations	(1,467,048)	(4,920,496)	(52,490)	(101,638)
Contract maintenance charges	(73,153)	(250,248)	(1,067)	(875)
Adjustments to net assets allocated to contracts in payout period	(84)	547	238	(4,331)
Net increase (decrease) in net assets resulting from contract transactions	(31,508,690)	(6,847,538)	(71,695)	179,017
Total increase (decrease) in net assets	(26,558,827)	(9,190,457)	92,852	118,105
Net assets at beginning of period	26,558,827	35,749,284	560,867	442,762
Net assets at end of period	$-	$26,558,827	$653,719	$560,867

	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$417,695	$105,397	$4,264	$18,298
Realized gains (losses)	(771,529)	(367,631)	56	(6,861)
Unrealized appreciation (depreciation) during the year	1,676,428	(2,283,489)	106,272	(74,865)
Net increase (decrease) in net assets from operations	1,322,594	(2,545,723)	110,592	(63,428)
Contract transactions:
Payments received from contract owners	36,193	116,511	692	10,162
Transfers between investment options (including GIA/MVA), net	946,717	1,064,451	221,118	(31,790)
Transfers for contract benefits and terminations	(2,101,114)	(2,503,626)	(135,892)	(177,750)
Contract maintenance charges	(103,448)	(133,104)	(1,221)	(1,202)
Adjustments to net assets allocated to contracts in payout period	(777)	535	-	-
Net increase (decrease) in net assets resulting from contract transactions	(1,222,429)	(1,455,233)	84,697	(200,580)
Total increase (decrease) in net assets	100,165	(4,000,956)	195,289	(264,008)
Net assets at beginning of period	13,796,710	17,797,666	1,602,837	1,866,845
Net assets at end of period	$13,896,875	$13,796,710	$1,798,126	$1,602,837
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$67,898	$49,590	$(1,944)	$(2,471)
Realized gains (losses)	20,782	59,579	(45,323)	(126,787)
Unrealized appreciation (depreciation) during the year	194,682	(200,417)	25,773	135,959
Net increase (decrease) in net assets from operations	283,362	(91,248)	(21,494)	6,701
Contract transactions:
Payments received from contract owners	3,639	75,923	-	-
Transfers between investment options (including GIA/MVA), net	101,702	69,168	1,468	3,508
Transfers for contract benefits and terminations	(524,517)	(432,028)	(1,665)	(60,921)
Contract maintenance charges	(3,956)	(5,837)	(240)	(481)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(423,132)	(292,774)	(437)	(57,894)
Total increase (decrease) in net assets	(139,770)	(384,022)	(21,931)	(51,193)
Net assets at beginning of period	4,280,873	4,664,895	149,988	201,181
Net assets at end of period	$4,141,103	$4,280,873	$128,057	$149,988

	Rydex VT Nova Fund		Templeton Developing Markets VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,467)	$(6,481)	$(6,500)	$(10,554)
Realized gains (losses)	93,519	38,866	(39,265)	(50,522)
Unrealized appreciation (depreciation) during the year	72,326	(87,242)	475,786	(355,759)
Net increase (decrease) in net assets from operations	163,378	(54,857)	430,021	(416,835)
Contract transactions:
Payments received from contract owners	-	-	5,587	6,758
Transfers between investment options (including GIA/MVA), net	(133,241)	(2,976)	(44,132)	(24,285)
Transfers for contract benefits and terminations	(10,555)	(3,471)	(242,903)	(258,333)
Contract maintenance charges	(1,124)	(1,039)	(2,066)	(2,279)
Adjustments to net assets allocated to contracts in payout period	-	-	1	(1)
Net increase (decrease) in net assets resulting from contract transactions	(144,920)	(7,486)	(283,513)	(278,140)
Total increase (decrease) in net assets	18,458	(62,343)	146,508	(694,975)
Net assets at beginning of period	416,724	479,067	1,850,288	2,545,263
Net assets at end of period	$435,182	$416,724	$1,996,796	$1,850,288
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$21,247	$82,330	$284,192	$143,040
Realized gains (losses)	15,842	(24,324)	3,987,454	2,448,003
Unrealized appreciation (depreciation) during the year	486,149	(1,073,320)	(1,654,026)	(6,429,909)
Net increase (decrease) in net assets from operations	523,238	(1,015,314)	2,617,620	(3,838,866)
Contract transactions:
Payments received from contract owners	18,861	75,339	275,476	152,713
Transfers between investment options (including GIA/MVA), net	20,187	4,823	(252,073)	365,965
Transfers for contract benefits and terminations	(523,138)	(733,268)	(2,572,763)	(3,677,275)
Contract maintenance charges	(7,792)	(9,622)	(136,126)	(170,497)
Adjustments to net assets allocated to contracts in payout period	(55)	93	187	237
Net increase (decrease) in net assets resulting from contract transactions	(491,937)	(662,635)	(2,685,299)	(3,328,857)
Total increase (decrease) in net assets	31,301	(1,677,949)	(67,679)	(7,167,723)
Net assets at beginning of period	4,965,594	6,643,543	20,292,632	27,460,355
Net assets at end of period	$4,996,895	$4,965,594	$20,224,953	$20,292,632

	TVST Touchstone Balanced Fund		TVST Touchstone Bond Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,265	$(3,127)	$(20,575)	$170,521
Realized gains (losses)	7,946	298,136	(118,653)	(137,363)
Unrealized appreciation (depreciation) during the year	179,752	(364,293)	1,527,251	(630,055)
Net increase (decrease) in net assets from operations	189,963	(69,284)	1,388,023	(596,897)
Contract transactions:
Payments received from contract owners	117	50,290	32,706	108,821
Transfers between investment options (including GIA/MVA), net	235,141	17,229	(651,374)	1,231,517
Transfers for contract benefits and terminations	(75,814)	(152,944)	(2,603,615)	(2,747,201)
Contract maintenance charges	(1,139)	(948)	(137,405)	(164,949)
Adjustments to net assets allocated to contracts in payout period	-	-	(836)	1,008
Net increase (decrease) in net assets resulting from contract transactions	158,305	(86,373)	(3,360,524)	(1,570,804)
Total increase (decrease) in net assets	348,268	(155,657)	(1,972,501)	(2,167,701)
Net assets at beginning of period	881,175	1,036,832	16,734,946	18,902,647
Net assets at end of period	$1,229,443	$881,175	$14,762,445	$16,734,946

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	TVST Touchstone Common Stock Fund		TVST Touchstone Small Company Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(487,625)	$(96,139)	$(120,507)	$(150,680)
Realized gains (losses)	1,387,096	38,906,094	1,078,959	1,785,822
Unrealized appreciation (depreciation) during the year	13,300,479	(44,394,457)	723,803	(2,402,737)
Net increase (decrease) in net assets from operations	14,199,950	(5,584,502)	1,682,255	(767,595)
Contract transactions:
Payments received from contract owners	133,594	541,893	21,153	86,917
Transfers between investment options (including GIA/MVA), net	(1,123,524)	(2,555,219)	111,994	(1,009,488)
Transfers for contract benefits and terminations	(9,451,360)	(10,782,760)	(1,416,046)	(1,579,482)
Contract maintenance charges	(464,699)	(597,390)	(63,594)	(83,830)
Adjustments to net assets allocated to contracts in payout period	(3,770)	3,144	(485)	579
Net increase (decrease) in net assets resulting from contract transactions	(10,909,759)	(13,390,332)	(1,346,978)	(2,585,304)
Total increase (decrease) in net assets	3,290,191	(18,974,834)	335,277	(3,352,899)
Net assets at beginning of period	57,085,698	76,060,532	8,893,968	12,246,867
Net assets at end of period	$60,375,889	$57,085,698	$9,229,245	$8,893,968

	Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(414,650)	$1,547,592	$82,364	$81,035
Realized gains (losses)	(2,026,592)	(591,913)	2,284,660	2,105,729
Unrealized appreciation (depreciation) during the year	16,090,778	(18,571,603)	4,635,800	(4,691,603)
Net increase (decrease) in net assets from operations	13,649,536	(17,615,924)	7,002,824	(2,504,839)
Contract transactions:
Payments received from contract owners	233,985	574,055	116,499	182,379
Transfers between investment options (including GIA/MVA), net	4,804,767	1,990,386	(2,409,840)	831,064
Transfers for contract benefits and terminations	(12,590,611)	(13,432,939)	(4,413,712)	(4,250,038)
Contract maintenance charges	(498,268)	(632,346)	(132,272)	(170,212)
Adjustments to net assets allocated to contracts in payout period	(1,643)	(481)	3,887	(126)
Net increase (decrease) in net assets resulting from contract transactions	(8,051,770)	(11,501,325)	(6,835,438)	(3,406,933)
Total increase (decrease) in net assets	5,597,766	(29,117,249)	167,386	(5,911,772)
Net assets at beginning of period	82,766,011	111,883,260	28,871,101	34,782,873
Net assets at end of period	$88,363,777	$82,766,011	$29,038,487	$28,871,101
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Virtus KAR Capital Growth Series - Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(429,010)	$(452,677)	$(392,827)	$(377,762)
Realized gains (losses)	1,999,799	4,768,300	5,052,567	5,662,889
Unrealized appreciation (depreciation) during the year	8,760,414	(6,662,905)	4,310,094	(2,400,927)
Net increase (decrease) in net assets from operations	10,331,203	(2,347,282)	8,969,834	2,884,200
Contract transactions:
Payments received from contract owners	116,170	286,712	97,530	180,916
Transfers between investment options (including GIA/MVA), net	(994,004)	(1,142,165)	(793,321)	(521,062)
Transfers for contract benefits and terminations	(2,902,787)	(3,204,221)	(3,207,047)	(2,584,265)
Contract maintenance charges	(39,724)	(43,624)	(32,886)	(39,298)
Adjustments to net assets allocated to contracts in payout period	2,266	(146)	4,418	(1,532)
Net increase (decrease) in net assets resulting from contract transactions	(3,818,079)	(4,103,444)	(3,931,306)	(2,965,241)
Total increase (decrease) in net assets	6,513,124	(6,450,726)	5,038,528	(81,041)
Net assets at beginning of period	28,260,116	34,710,842	26,166,868	26,247,909
Net assets at end of period	$34,773,240	$28,260,116	$31,205,396	$26,166,868

	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(146,390)	$(199,732)	$1,063,942	$1,341,904
Realized gains (losses)	879,477	4,337,975	216,329	(19,037)
Unrealized appreciation (depreciation) during the year	6,957,038	(11,374,733)	2,949,597	(3,540,847)
Net increase (decrease) in net assets from operations	7,690,125	(7,236,490)	4,229,868	(2,217,980)
Contract transactions:
Payments received from contract owners	104,741	230,894	266,505	475,184
Transfers between investment options (including GIA/MVA), net	114,443	(224,100)	(224,447)	1,494,175
Transfers for contract benefits and terminations	(5,374,528)	(5,757,292)	(7,280,058)	(7,258,099)
Contract maintenance charges	(162,925)	(209,592)	(245,337)	(306,681)
Adjustments to net assets allocated to contracts in payout period	(1,756)	344	15,603	273
Net increase (decrease) in net assets resulting from contract transactions	(5,320,025)	(5,959,746)	(7,467,734)	(5,595,148)
Total increase (decrease) in net assets	2,370,100	(13,196,236)	(3,237,866)	(7,813,128)
Net assets at beginning of period	35,115,138	48,311,374	49,709,314	57,522,442
Net assets at end of period	$37,485,238	$35,115,138	$46,471,448	$49,709,314
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(79,077)	$(160,152)	$(9,997)	$4,601
Realized gains (losses)	69,581	(142,436)	74,897	459,924
Unrealized appreciation (depreciation) during the year	8,518,803	(5,348,392)	2,952,046	(1,438,155)
Net increase (decrease) in net assets from operations	8,509,307	(5,650,980)	3,016,946	(973,630)
Contract transactions:
Payments received from contract owners	327,406	422,242	67,380	157,397
Transfers between investment options (including GIA/MVA), net	(763,735)	(1,294,332)	(227,675)	(310,314)
Transfers for contract benefits and terminations	(4,819,487)	(4,311,749)	(1,498,297)	(1,376,882)
Contract maintenance charges	(64,911)	(75,672)	(5,226)	(11,455)
Adjustments to net assets allocated to contracts in payout period	69,027	(38,309)	8,547	2,931
Net increase (decrease) in net assets resulting from contract transactions	(5,251,700)	(5,297,820)	(1,655,271)	(1,538,323)
Total increase (decrease) in net assets	3,257,607	(10,948,800)	1,361,675	(2,511,953)
Net assets at beginning of period	33,670,021	44,618,821	13,032,147	15,544,100
Net assets at end of period	$36,927,628	$33,670,021	$14,393,822	$13,032,147

	Wanger International		Wanger Select
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(194,569)	$313,192	$(62,695)	$(70,597)
Realized gains (losses)	3,316,886	5,697,730	623,830	784,841
Unrealized appreciation (depreciation) during the year	6,430,975	(14,329,024)	708,474	(1,392,010)
Net increase (decrease) in net assets from operations	9,553,292	(8,318,102)	1,269,609	(677,766)
Contract transactions:
Payments received from contract owners	113,466	279,443	19,586	94,785
Transfers between investment options (including GIA/MVA), net	(227,297)	(197,538)	(73,936)	(64,081)
Transfers for contract benefits and terminations	(4,761,889)	(4,703,676)	(568,778)	(1,163,856)
Contract maintenance charges	(118,244)	(154,661)	(7,283)	(10,825)
Adjustments to net assets allocated to contracts in payout period	6,972	(292)	22	(17)
Net increase (decrease) in net assets resulting from contract transactions	(4,986,992)	(4,776,724)	(630,389)	(1,143,994)
Total increase (decrease) in net assets	4,566,300	(13,094,826)	639,220	(1,821,760)
Net assets at beginning of period	35,831,215	48,926,041	4,829,617	6,651,377
Net assets at end of period	$40,397,515	$35,831,215	$5,468,837	$4,829,617
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Wanger USA
	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(344,169)	$(430,724)
Realized gains (losses)	5,807,545	8,362,334
Unrealized appreciation (depreciation) during the year	2,834,407	(8,380,840)
Net increase (decrease) in net assets from operations	8,297,783	(449,230)
Contract transactions:
Payments received from contract owners	167,145	227,829
Transfers between investment options (including GIA/MVA), net	(505,295)	(916,531)
Transfers for contract benefits and terminations	(3,673,754)	(3,444,081)
Contract maintenance charges	(14,081)	(24,579)
Adjustments to net assets allocated to contracts in payout period	9,131	1,841
Net increase (decrease) in net assets resulting from contract transactions	(4,016,854)	(4,155,521)
Total increase (decrease) in net assets	4,280,929	(4,604,751)
Net assets at beginning of period	29,649,902	34,254,653
Net assets at end of period	$33,930,831	$29,649,902
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The PHL Variable Accumulation Account (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”). PHL is a Connecticut stock life insurance company and is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware”), whose ultimate parent is Nassau Insurance Group Holdings GP, LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. On December 31, 2018, PHL was contributed by The Nassau Companies of New York (“NCNY”) to its parent, Nassau, who contributed PHL to its wholly owned subsidiary, PHL Delaware.
Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. NCNY, formerly known as The Phoenix Companies, Inc. changed its name effective November 13, 2018.
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on December 7, 1994. The Separate Account currently consists of 56 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
AB VPS Balanced Wealth Strategy Portfolio-Class B
Alger Capital Appreciation Portfolio-Class I-2 Shares
AMT Sustainable Equity Portfolio Class S
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
DWS Equity 500 Index VIP-Class A (formerly Deutsche Equity 500 Index VIP-Class A)
DWS Small Cap Index VIP-Class A (formerly Deutsche Small Cap Index VIP-Class A)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity® VIP Contrafund® Portfolio-Service Class
Fidelity® VIP Growth Opportunities Portfolio-Service Class
Fidelity® VIP Growth Portfolio-Service Class
Fidelity® VIP Investment Grade Bond Portfolio-Service Class
Franklin Flex Cap Growth VIP Fund-Class 2
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund (formerly Oppenheimer Capital Appreciation Fund/VA-Service Shares)
Invesco Oppenheimer V.I. Global Fund (formerly Oppenheimer Global Fund/VA-Service Shares)
Invesco Oppenheimer V.I. Main Street Small Cap Fund (formerly Oppenheimer Main Street Small Cap Fund®/VA-Service Shares)
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Neuberger Berman AMT Mid Cap Growth Portfolio-S Class
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series-Class A Shares
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares
Virtus KAR Capital Growth Series-Class A Shares
Virtus KAR Small-Cap Growth Series-Class A Shares
Virtus KAR Small-Cap Value Series-Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
Virtus Rampart Enhanced Core Equity Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account, the Guaranteed Interest Account (“GIA”) and/or the Market Value Adjusted Guaranteed Interest Account (“MVA”). The MVA was closed to new investment effective May 1, 2013.
PHL Variable and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.    Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2019.
B.    Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 2.5 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by PHL Variable and may result in additional amounts being transferred into the Separate Account from PHL Variable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to PHL Variable.
C.    Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
D.    Income taxes: PHL is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and it together with the operations of the Separate Account are included in the consolidated federal income tax return of NCNY through 2018. On December 31, 2018, NCNY transferred 100% of the Company’s common stock to an affiliate and consequently the Company departed the NCNY consolidated tax group. As a result, the Company will file a separate company standalone federal tax return beginning January 1, 2019. NCNY is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2015. Under the current provisions of the Code, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
E.    Use of estimates: The preparation of financial statements in accordance with GAAP requires PHL’s management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:
Investment Option	Purchases	Sales
AB VPS Balanced Wealth Strategy Portfolio – Class B	$780,195	$679,241
Alger Capital Appreciation Portfolio – Class I-2 Shares	366,592	330,281
AMT Sustainable Equity Portfolio - Class S	32,733,535	5,110,637
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	334,947	415,585
DWS Equity 500 Index VIP – Class A	1,813,613	4,544,696
DWS Small Cap Index VIP – Class A	95,512	83,695
Federated Fund for U.S. Government Securities II	2,446,908	6,721,883
Federated Government Money Fund II - Service Shares	6,983,067	7,770,228
Federated High Income Bond Fund II – Primary Shares	865,441	1,128,878
Fidelity® VIP Contrafund® Portfolio – Service Class	3,227,825	4,155,717
Fidelity® VIP Growth Opportunities Portfolio – Service Class	5,743,290	17,760,262
Fidelity® VIP Growth Portfolio – Service Class	944,461	3,184,017
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	1,247,509	5,096,279
Franklin Flex Cap Growth VIP Fund – Class 2	128,098	71,061
Franklin Income VIP Fund – Class 2	2,890,849	4,371,338
Franklin Mutual Shares VIP Fund – Class 2	3,123,589	4,895,816
Guggenheim VT Long Short Equity Fund	2,527	66,994
Invesco Oppenheimer V.I. Capital Appreciation Fund	59,927	71,613
Invesco Oppenheimer V.I. Global Fund	247,997	161,578
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	2,090,122	3,124,595
Invesco V.I. American Franchise Fund – Series I Shares	1,869,733	2,607,983
Invesco V.I. Core Equity Fund – Series I Shares	319,845	456,546
Invesco V.I. Equity and Income Fund – Series II Shares	185,951	805,395
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	119,466	95,496
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	16,698	59,926
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	508,701	848,210
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	2,803,288	5,286,427
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	121,797	399,818
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	467,097	3,782,663
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	2,191,271	5,630,361
Morningstar Growth ETF Asset Allocation Portfolio – Class II	855,186	1,857,548
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	4,204,617	3,836,289
Neuberger Berman AMT Guardian Portfolio – S Class	9,839,693	31,681,011
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	141,496	171,143
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	1,335,846	2,140,580
PIMCO Real Return Portfolio – Advisor Class	317,918	228,957
PIMCO Total Return Portfolio – Advisor Class	402,925	758,160
Rydex VT Inverse Government Long Bond Strategy Fund	13,933	16,315
Rydex VT Nova Fund	4,345	151,733
Templeton Developing Markets VIP Fund – Class 2	143,809	433,822
Templeton Foreign VIP Fund – Class 2	296,645	716,596
Templeton Growth VIP Fund – Class 2	6,104,048	4,567,812
TVST Touchstone Balanced Fund	267,028	106,302
TVST Touchstone Bond Fund	288,486	3,669,585
TVST Touchstone Common Stock Fund	1,232,294	11,978,613
TVST Touchstone Small Company Fund	1,256,181	1,723,662
Virtus Duff & Phelps International Series-Class A Shares	3,848,386	12,314,807
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	3,552,853	7,424,553
Virtus KAR Capital Growth Series – Class A Shares	1,550,535	4,481,892
Virtus KAR Small-Cap Growth Series – Class A Shares	4,810,421	4,683,340
Virtus KAR Small-Cap Value Series – Class A Shares	1,318,553	6,258,788
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	2,917,030	9,320,821

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus Rampart Enhanced Core Equity Series – Class A Shares	$695,919	$6,026,696
Virtus Strategic Allocation Series – Class A Shares	435,076	1,911,119
Wanger International	4,447,706	6,055,538
Wanger Select	773,038	782,829
Wanger USA	6,564,198	5,083,448
	$132,348,016	$218,099,178

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2019			For the period ended December 31, 2018
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio – Class B	36,472	(394,431)	(357,959)	231,448	(736,269)	(504,821)
Alger Capital Appreciation Portfolio – Class I-2 Shares	630	(54,495)	(53,865)	277	(93,407)	(93,130)
AMT Sustainable Equity Portfolio - Class S	31,185,656	(5,036,877)	26,148,779	-	-	-
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	66,274	(159,406)	(93,132)	138,331	(198,915)	(60,584)
DWS Equity 500 Index VIP – Class A	72,995	(775,471)	(702,476)	114,794	(712,717)	(597,923)
DWS Small Cap Index VIP – Class A	23,351	(34,523)	(11,172)	32,156	(39,353)	(7,197)
Federated Fund for U.S. Government Securities II	796,390	(2,431,708)	(1,635,318)	926,124	(2,581,642)	(1,655,518)
Federated Government Money Fund II - Service Shares	7,659,351	(8,595,219)	(935,868)	8,973,980	(13,026,750)	(4,052,770)
Federated High Income Bond Fund II – Primary Shares	113,674	(232,040)	(118,366)	100,116	(365,916)	(265,800)
Fidelity® VIP Contrafund® Portfolio – Service Class	107,558	(683,833)	(576,275)	212,363	(694,522)	(482,159)
Fidelity® VIP Growth Opportunities Portfolio – Service Class	153,747	(4,528,853)	(4,375,106)	279,075	(5,642,184)	(5,363,109)
Fidelity® VIP Growth Portfolio – Service Class	32,672	(703,246)	(670,574)	130,782	(388,988)	(258,206)
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	601,729	(3,522,769)	(2,921,040)	1,605,354	(3,066,687)	(1,461,333)
Franklin Flex Cap Growth VIP Fund – Class 2	51,898	(30,687)	21,211	104,741	(97,195)	7,546
Franklin Income VIP Fund – Class 2	1,173,654	(2,724,735)	(1,551,081)	915,600	(4,318,379)	(3,402,779)
Franklin Mutual Shares VIP Fund – Class 2	302,830	(2,015,079)	(1,712,249)	462,162	(2,933,964)	(2,471,802)
Guggenheim VT Long Short Equity Fund	486	(37,126)	(36,640)	291	(105,826)	(105,535)
Invesco Oppenheimer V.I. Capital Appreciation Fund	966	(31,936)	(30,970)	1,075	(70,779)	(69,704)
Invesco Oppenheimer V.I. Global Fund	42,584	(80,926)	(38,342)	78,873	(220,000)	(141,127)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	431,748	(1,710,503)	(1,278,755)	234,568	(2,194,437)	(1,959,869)
Invesco V.I. American Franchise Fund – Series I Shares	29,872	(1,136,801)	(1,106,929)	187,685	(1,344,433)	(1,156,748)
Invesco V.I. Core Equity Fund – Series I Shares	4,486	(219,886)	(215,400)	27,651	(183,133)	(155,482)
Invesco V.I. Equity and Income Fund – Series II Shares	27,407	(443,314)	(415,907)	194,913	(79,385)	115,528
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	2,559	(39,933)	(37,374)	7,224	(175,012)	(167,788)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	3,970	(23,508)	(19,538)	25,962	(33,882)	(7,920)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	180,906	(401,260)	(220,354)	183,786	(345,172)	(161,386)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	215,562	(2,644,084)	(2,428,522)	389,465	(2,798,570)	(2,409,105)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	40,283	(209,028)	(168,745)	42,749	(298,521)	(255,772)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	120,049	(2,310,123)	(2,190,074)	47,155	(1,004,860)	(957,705)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	1,002,656	(3,767,261)	(2,764,605)	1,226,038	(3,434,591)	(2,208,553)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	182,003	(1,132,695)	(950,692)	117,154	(1,113,192)	(996,038)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	2,550,503	(2,742,760)	(192,257)	2,419,880	(3,357,930)	(938,050)
Neuberger Berman AMT Guardian Portfolio – S Class	63,957	(15,988,963)	(15,925,006)	166,601	(3,811,639)	(3,645,038)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	71,148	(124,402)	(53,254)	223,803	(88,934)	134,869
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	2,507,739	(4,809,751)	(2,302,012)	2,484,155	(5,019,632)	(2,535,477)
PIMCO Real Return Portfolio – Advisor Class	204,182	(149,300)	54,882	63,730	(210,565)	(146,835)
PIMCO Total Return Portfolio – Advisor Class	178,226	(445,499)	(267,273)	296,538	(488,524)	(191,986)
Rydex VT Inverse Government Long Bond Strategy Fund	60,542	(62,123)	(1,581)	23,915	(223,256)	(199,341)
Rydex VT Nova Fund	27	(38,187)	(38,160)	89	(2,191)	(2,102)
Templeton Developing Markets VIP Fund – Class 2	78,683	(269,552)	(190,869)	236,271	(409,105)	(172,834)
Templeton Foreign VIP Fund – Class 2	70,531	(276,107)	(205,576)	90,313	(349,743)	(259,430)
Templeton Growth VIP Fund – Class 2	1,043,433	(2,561,951)	(1,518,518)	1,319,565	(3,286,569)	(1,967,004)
TVST Touchstone Balanced Fund	142,784	(52,913)	89,871	65,775	(114,855)	(49,080)
TVST Touchstone Bond Fund	129,215	(2,586,857)	(2,457,642)	1,168,036	(2,372,247)	(1,204,211)
TVST Touchstone Common Stock Fund	335,880	(5,443,025)	(5,107,145)	687,327	(7,092,867)	(6,405,540)
TVST Touchstone Small Company Fund	191,749	(791,060)	(599,311)	129,019	(1,250,147)	(1,121,128)
Virtus Duff & Phelps International Series-Class A Shares	4,640,988	(9,445,816)	(4,804,828)	2,886,603	(10,031,396)	(7,144,793)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	41,936	(2,271,257)	(2,229,321)	929,977	(1,878,638)	(948,661)
Virtus KAR Capital Growth Series – Class A Shares	107,527	(1,418,425)	(1,310,898)	197,985	(1,707,738)	(1,509,753)
Virtus KAR Small-Cap Growth Series – Class A Shares	32,572	(348,982)	(316,410)	155,986	(386,487)	(230,501)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2019			For the period ended December 31, 2018
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus KAR Small-Cap Value Series – Class A Shares	461,632	(2,182,124)	(1,720,492)	447,388	(2,493,545)	(2,046,157)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	466,214	(3,671,754)	(3,205,540)	1,758,634	(4,145,285)	(2,386,651)
Virtus Rampart Enhanced Core Equity Series – Class A Shares	177,520	(1,868,206)	(1,690,686)	327,658	(2,077,607)	(1,749,949)
Virtus Strategic Allocation Series – Class A Shares	23,792	(473,215)	(449,423)	49,894	(471,038)	(421,144)
Wanger International	500,939	(1,977,554)	(1,476,615)	527,738	(2,109,039)	(1,581,301)
Wanger Select	14,685	(119,826)	(105,141)	53,224	(229,060)	(175,836)
Wanger USA	84,221	(546,140)	(461,919)	70,370	(585,052)	(514,682)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2019, 2018, 2017, 2016, and 2015 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
AB VPS Balanced Wealth Strategy Portfolio – Class B
2019	3,181	1.55	to	1.72	5,113	2.30%	0.90%	to	1.80%	16.08%	to	17.14%
2018	3,539	1.33	to	1.47	4,887	1.68%	0.90%	to	1.80%	(8.10%)	to	(7.26%)
2017‡	4,044	1.45	to	1.59	6,052	1.80%	0.90%	to	1.80%	13.55%	to	14.59%
2016	4,558	1.26	to	1.39	5,986	1.82%	0.90%	to	1.95%	2.41%	to	3.51%
2015‡	4,557	1.23	to	1.34	5,821	9.90%	0.90%	to	1.95%	(0.68%)	to	0.38%
Alger Capital Appreciation Portfolio – Class I-2 Shares
2019	541	8.09	to	6.11	3,349	-	0.90%	to	1.95%	30.98%	to	32.38%
2018	594	6.18	to	4.62	2,782	0.08%	0.90%	to	1.95%	(2.06%)	to	(1.00%)
2017	688	6.31	to	4.66	3,246	0.16%	0.90%	to	1.95%	28.54%	to	29.91%
2016‡	785	4.91	to	3.59	2,866	0.18%	0.90%	to	1.95%	(1.45%)	to	(0.40%)
2015	904	4.98	to	3.60	3,319	0.41%	0.90%	to	1.95%	4.12%	to	5.24%
AMT Sustainable Equity Portfolio - Class S
2019[4]	26,149	1.08	to	1.09	28,458	0.28%	0.90%	to	1.80%	8.47%	to	9.16%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2019	855	2.42	to	2.74	2,252	1.13%	0.90%	to	1.95%	23.38%	to	24.70%
2018‡	948	1.99	to	2.20	2,009	1.16%	0.90%	to	1.80%	(12.94%)	to	(12.13%)
2017	1,008	2.29	to	2.50	2,440	0.69%	0.90%	to	1.80%	13.82%	to	14.85%
2016‡	1,122	2.01	to	2.18	2,370	0.43%	0.90%	to	1.80%	18.11%	to	19.19%
2015	1,312	1.70	to	1.83	2,329	0.09%	0.90%	to	1.80%	(4.43%)	to	(3.56%)
DWS Equity 500 Index VIP – Class A
2019	3,404	5.50	to	6.99	20,521	2.03%	0.90%	to	1.95%	28.63%	to	30.01%
2018	4,106	4.28	to	5.37	19,170	1.70%	0.90%	to	1.95%	(6.52%)	to	(5.51%)
2017	4,704	4.58	to	5.69	23,435	1.77%	0.90%	to	1.95%	19.18%	to	20.44%
2016‡	5,701	3.84	to	4.72	23,525	2.14%	0.90%	to	1.95%	9.45%	to	10.61%
2015‡	7,481	3.51	to	4.27	28,266	13.68%	0.90%	to	1.95%	(0.84%)	to	0.22%
DWS Small Cap Index VIP – Class A
2019	207	2.31	to	2.52	495	1.01%	0.90%	to	1.65%	23.16%	to	24.10%
2018‡	218	1.87	to	2.03	422	0.97%	0.90%	to	1.65%	(12.70%)	to	(12.03%)
2017‡	225	2.15	to	2.31	498	0.97%	0.90%	to	1.65%	12.45%	to	13.30%
2016‡	244	1.91	to	2.04	477	1.08%	0.90%	to	1.65%	19.04%	to	19.94%
2015‡	327	1.60	to	1.70	537	1.20%	0.90%	to	1.65%	(6.17%)	to	(5.45%)
Federated Fund for U.S. Government Securities II
2019	11,965	2.59	to	3.74	34,864	2.47%	0.90%	to	1.95%	3.84%	to	4.95%
2018	13,600	2.49	to	3.56	37,923	2.47%	0.90%	to	1.95%	(1.51%)	to	(0.45%)
2017	15,256	2.53	to	3.58	42,595	2.40%	0.90%	to	1.95%	(0.06%)	to	1.01%
2016	17,622	2.53	to	3.54	47,947	2.65%	0.90%	to	1.95%	(0.37%)	to	0.70%
2015	22,171	2.54	to	3.52	61,387	22.31%	0.90%	to	1.95%	(1.44%)	to	(0.39%)
Federated Government Money Fund II - Service Shares
2019	23,261	0.86	to	0.96	21,032	1.63%	0.75%	to	1.85%	(0.24%)	to	0.88%
2018	24,196	0.85	to	0.95	21,819	1.23%	0.75%	to	1.95%	(0.73%)	to	0.49%
2017‡	28,249	0.86	to	0.94	25,475	0.31%	0.75%	to	1.85%	(1.53%)	to	(0.43%)
2016‡	32,960	0.88	to	0.95	30,080	0.00%*	0.75%	to	1.80%	(1.79%)	to	(0.76%)
2015‡	34,503	0.90	to	0.96	31,897	0.01%	0.75%	to	1.80%	(1.80%)	to	(0.75%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated High Income Bond Fund II – Primary Shares
2019	1,260	5.12	to	6.72	5,800	6.09%	0.75%	to	1.95%	12.31%	to	13.69%
2018	1,378	4.56	to	5.91	5,629	8.30%	0.75%	to	1.95%	(5.18%)	to	(4.02%)
2017	1,644	4.81	to	6.16	6,853	6.71%	0.75%	to	1.95%	4.86%	to	6.14%
2016‡	2,036	4.59	to	5.80	8,114	6.14%	0.75%	to	1.95%	12.59%	to	13.96%
2015‡	2,134	4.08	to	5.09	7,445	17.05%	0.75%	to	1.95%	(4.47%)	to	(3.30%)
Fidelity® VIP Contrafund® Portfolio – Service Class
2019	3,753	7.27	to	7.04	22,763	0.36%	0.90%	to	1.95%	28.89%	to	30.27%
2018	4,329	5.64	to	5.41	20,348	0.60%	0.90%	to	1.95%	(8.32%)	to	(7.33%)
2017	4,811	6.15	to	5.83	24,683	0.88%	0.90%	to	1.95%	19.40%	to	20.67%
2016	5,440	5.15	to	4.84	23,363	0.69%	0.90%	to	1.95%	5.82%	to	6.94%
2015‡	6,634	4.87	to	4.52	26,911	3.91%	0.90%	to	1.95%	(1.40%)	to	(0.35%)
Fidelity® VIP Growth Opportunities Portfolio – Service Class
2019	11,993	7.48	to	6.51	55,997	0.05%	0.90%	to	1.95%	37.96%	to	39.43%
2018	16,368	5.42	to	4.67	53,666	0.11%	0.90%	to	1.95%	10.15%	to	11.33%
2017	21,731	4.92	to	4.20	63,098	0.19%	0.90%	to	1.95%	31.79%	to	33.20%
2016‡	27,053	3.73	to	3.15	60,193	0.22%	0.90%	to	1.95%	(1.70%)	to	(0.65%)
2015‡	33,206	3.80	to	3.17	75,586	0.17%	0.90%	to	1.95%	3.43%	to	4.53%
Fidelity® VIP Growth Portfolio – Service Class
2019	2,355	5.52	to	9.46	12,060	0.16%	0.75%	to	1.95%	31.57%	to	33.18%
2018	3,026	4.20	to	7.10	11,484	0.15%	0.75%	to	1.95%	(2.23%)	to	(1.03%)
2017	3,284	4.29	to	7.18	12,818	0.13%	0.75%	to	1.95%	32.38%	to	33.99%
2016	3,640	3.24	to	5.36	10,865	-	0.75%	to	1.95%	(1.24%)	to	(0.04%)
2015	3,772	3.28	to	5.36	11,567	0.62%	0.75%	to	1.95%	4.97%	to	6.25%
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
2019	14,534	1.35	to	1.55	21,179	2.53%	0.90%	to	1.95%	7.45%	to	8.60%
2018	17,455	1.26	to	1.43	23,518	2.36%	0.90%	to	1.95%	(2.58%)	to	(1.53%)
2017‡	18,916	1.31	to	1.45	25,995	2.29%	0.90%	to	1.80%	2.29%	to	3.22%
2016‡	20,344	1.28	to	1.41	27,217	2.09%	0.90%	to	1.80%	2.75%	to	3.69%
2015	25,744	1.25	to	1.36	33,347	3.37%	0.90%	to	1.80%	(2.49%)	to	(1.60%)
Franklin Flex Cap Growth VIP Fund – Class 2
2019	114	2.44	to	2.69	291	-	0.90%	to	1.75%	28.87%	to	29.99%
2018‡	93	1.89	to	2.07	184	-	0.90%	to	1.75%	1.32%	to	2.20%
2017	86	1.86	to	2.03	166	-	0.90%	to	1.75%	24.73%	to	25.80%
2016‡	85	1.50	to	1.58	131	-	1.10%	to	1.75%	(4.58%)	to	(3.95%)
2015‡	79	1.57	to	1.65	128	-	1.10%	to	1.75%	2.54%	to	3.22%
Franklin Income VIP Fund – Class 2
2019	10,623	1.69	to	1.96	17,778	5.34%	0.90%	to	1.95%	13.80%	to	15.02%
2018	12,174	1.49	to	1.70	17,816	4.81%	0.90%	to	1.95%	(6.18%)	to	(5.17%)
2017	15,577	1.59	to	1.80	24,133	4.16%	0.90%	to	1.95%	7.54%	to	8.69%
2016‡	17,729	1.48	to	1.65	25,494	5.01%	0.90%	to	1.95%	11.81%	to	13.00%
2015‡	21,159	1.32	to	1.46	27,091	8.90%	0.90%	to	1.95%	(8.86%)	to	(7.89%)
Franklin Mutual Shares VIP Fund – Class 2
2019	9,147	4.44	to	6.23	21,836	1.77%	0.90%	to	1.95%	20.19%	to	21.47%
2018	10,859	3.69	to	5.13	21,579	2.27%	0.90%	to	1.95%	(10.85%)	to	(9.89%)
2017	13,331	4.14	to	5.69	28,877	2.22%	0.90%	to	1.95%	6.24%	to	7.38%
2016‡	14,844	3.90	to	5.30	30,821	1.98%	0.90%	to	1.95%	13.80%	to	15.02%
2015‡	18,041	3.42	to	4.61	32,586	5.27%	0.90%	to	1.95%	(6.79%)	to	(5.79%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Guggenheim VT Long Short Equity Fund
2019	185	1.53	to	1.83	311	0.54%	0.90%	to	1.95%	3.48%	to	4.59%
2018‡	222	1.48	to	1.75	359	-	0.90%	to	1.95%	(14.64%)	to	(13.72%)
2017	327	1.74	to	2.03	619	0.36%	0.90%	to	1.95%	12.62%	to	13.82%
2016	348	1.54	to	1.78	582	-	0.90%	to	1.95%	(1.30%)	to	(0.28%)
2015‡	382	1.56	to	1.79	643	-	0.90%	to	1.95%	(0.71%)	to	0.35%
Invesco Oppenheimer V.I. Capital Appreciation Fund
2019	282	2.12	to	2.40	632	-	0.90%	to	1.80%	33.40%	to	34.63%
2018‡	313	1.59	to	1.78	523	-	0.90%	to	1.80%	(7.66%)	to	(6.81%)
2017	383	1.72	to	1.91	692	0.01%	0.90%	to	1.80%	24.24%	to	25.37%
2016	433	1.39	to	1.53	623	0.11%	0.90%	to	1.80%	(4.18%)	to	(3.30%)
2015‡	618	1.45	to	1.58	918	-	0.90%	to	1.80%	1.41%	to	2.34%
Invesco Oppenheimer V.I. Global Fund
2019	605	1.93	to	2.23	1,248	0.63%	0.90%	to	1.95%	28.89%	to	30.27%
2018	643	1.49	to	1.71	1,023	0.78%	0.90%	to	1.95%	(15.09%)	to	(14.18%)
2017‡	784	1.76	to	1.99	1,467	0.75%	0.90%	to	1.95%	33.67%	to	35.10%
2016‡	911	1.32	to	1.48	1,262	0.79%	0.90%	to	1.95%	(2.10%)	to	(1.05%)
2015‡	1,130	1.35	to	1.49	1,603	1.23%	0.90%	to	1.95%	1.65%	to	2.74%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
2019	8,720	2.07	to	2.35	18,364	-	0.90%	to	1.80%	23.87%	to	25.00%
2018	9,999	1.67	to	1.88	16,910	0.06%	0.90%	to	1.80%	(12.16%)	to	(11.35%)
2017	11,959	1.90	to	2.12	22,919	0.64%	0.90%	to	1.80%	11.87%	to	12.89%
2016‡	14,837	1.70	to	1.88	25,340	0.25%	0.90%	to	1.80%	15.56%	to	16.62%
2015	18,118	1.47	to	1.61	26,656	0.83%	0.90%	to	1.80%	(7.78%)	to	(6.94%)
Invesco V.I. American Franchise Fund – Series I Shares
2019	5,578	2.34	to	2.52	13,661	-	0.90%	to	1.80%	34.30%	to	35.53%
2018	6,685	1.75	to	1.86	12,120	-	0.90%	to	1.80%	(5.37%)	to	(4.50%)
2017	7,842	1.85	to	1.94	14,939	0.08%	0.90%	to	1.80%	25.06%	to	26.20%
2016	9,952	1.48	to	1.54	15,074	-	0.90%	to	1.80%	0.43%	to	1.35%
2015	12,678	1.47	to	1.52	19,017	-	0.90%	to	1.80%	3.12%	to	4.06%
Invesco V.I. Core Equity Fund – Series I Shares
2019	1,232	1.98	to	2.25	2,633	0.93%	0.90%	to	1.80%	26.65%	to	27.80%
2018	1,448	1.57	to	1.76	2,430	0.88%	0.90%	to	1.80%	(11.03%)	to	(10.21%)
2017	1,603	1.76	to	1.96	3,007	1.02%	0.90%	to	1.80%	11.15%	to	12.16%
2016	1,844	1.58	to	1.75	3,096	0.75%	0.90%	to	1.80%	8.29%	to	9.28%
2015	2,183	1.46	to	1.60	3,367	6.72%	0.90%	to	1.80%	(7.46%)	to	(6.62%)
Invesco V.I. Equity and Income Fund – Series II Shares
2019	752	1.83	to	2.12	1,478	2.14%	0.90%	to	1.95%	17.67%	to	18.93%
2018‡	1,168	1.59	to	1.78	1,932	2.11%	0.90%	to	1.80%	(11.36%)	to	(10.54%)
2017‡	1,053	1.79	to	1.99	1,952	1.41%	0.90%	to	1.80%	8.79%	to	9.79%
2016‡	1,083	1.65	to	1.82	1,839	1.64%	0.90%	to	1.80%	12.78%	to	13.81%
2015‡	859	1.46	to	1.60	1,282	2.39%	0.90%	to	1.80%	(4.34%)	to	(3.46%)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2019‡	479	2.09	to	2.40	1,072	0.49%	0.90%	to	1.80%	23.02%	to	24.15%
2018‡	517	1.69	to	1.93	934	0.48%	0.90%	to	1.85%	(13.00%)	to	(12.15%)
2017	685	1.92	to	2.20	1,414	0.49%	0.90%	to	1.95%	12.69%	to	13.89%
2016	841	1.70	to	1.93	1,532	0.08%	0.90%	to	1.95%	11.23%	to	12.42%
2015	981	1.53	to	1.72	1,599	13.47%	0.90%	to	1.95%	(5.90%)	to	(4.89%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2019	175	2.37	to	2.73	449	-	0.90%	to	1.85%	27.53%	to	28.76%
2018	195	1.86	to	2.12	389	0.02%	0.90%	to	1.85%	(14.85%)	to	(14.02%)
2017	203	2.18	to	2.46	473	0.36%	0.90%	to	1.85%	11.85%	to	12.92%
2016‡	213	1.95	to	2.18	442	-	0.90%	to	1.85%	13.65%	to	14.75%
2015	293	1.72	to	1.90	533	-	0.90%	to	1.85%	(4.19%)	to	(3.26%)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2019	2,168	1.94	to	2.27	4,483	3.78%	0.90%	to	1.95%	11.15%	to	12.34%
2018‡	2,388	1.74	to	2.02	4,427	4.57%	0.90%	to	1.95%	(5.90%)	to	(4.89%)
2017‡	2,550	1.85	to	2.12	5,005	3.81%	0.90%	to	1.95%	7.09%	to	8.23%
2016	2,998	1.73	to	1.96	5,471	4.60%	0.90%	to	1.95%	9.96%	to	11.13%
2015‡	3,114	1.57	to	1.76	5,137	20.04%	0.90%	to	1.95%	(3.45%)	to	(2.42%)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2019	15,578	1.94	to	2.23	32,699	1.58%	0.90%	to	1.85%	20.23%	to	21.39%
2018‡	18,007	1.61	to	1.84	31,224	1.33%	0.90%	to	1.85%	(9.85%)	to	(8.98%)
2017	20,416	1.76	to	2.02	39,013	1.26%	0.90%	to	1.95%	11.18%	to	12.36%
2016	25,263	1.59	to	1.80	43,135	1.39%	0.90%	to	1.95%	14.84%	to	16.06%
2015‡	32,192	1.38	to	1.55	47,579	7.36%	0.90%	to	1.95%	(4.76%)	to	(3.74%)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2019	1,283	1.77	to	2.07	2,451	0.89%	0.90%	to	1.95%	20.25%	to	21.54%
2018‡	1,451	1.47	to	1.70	2,298	0.63%	0.90%	to	1.95%	(16.70%)	to	(15.81%)
2017	1,707	1.77	to	2.02	3,228	0.57%	0.90%	to	1.95%	4.76%	to	5.87%
2016	1,996	1.69	to	1.91	3,584	0.49%	0.90%	to	1.95%	14.13%	to	15.35%
2015‡	2,393	1.48	to	1.66	3,747	4.52%	0.90%	to	1.95%	(5.66%)	to	(4.65%)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2019	2,960	1.70	to	1.85	5,291	1.49%	0.90%	to	1.80%	19.97%	to	21.07%
2018	5,150	1.42	to	1.53	7,642	1.24%	0.90%	to	1.80%	(10.97%)	to	(10.15%)
2017	6,108	1.60	to	1.70	10,125	1.17%	0.90%	to	1.80%	17.65%	to	18.72%
2016	7,009	1.36	to	1.43	9,822	1.22%	0.90%	to	1.80%	9.22%	to	10.21%
2015‡	7,651	1.24	to	1.30	9,765	6.84%	0.90%	to	1.80%	(4.58%)	to	(3.71%)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2019	13,358	1.46	to	1.59	20,311	1.86%	0.90%	to	1.80%	14.17%	to	15.22%
2018‡	16,122	1.28	to	1.38	21,370	1.85%	0.90%	to	1.80%	(7.93%)	to	(7.08%)
2017	18,331	1.39	to	1.49	26,289	1.56%	0.90%	to	1.80%	11.30%	to	12.31%
2016	21,472	1.25	to	1.32	27,554	1.66%	0.90%	to	1.80%	6.53%	to	7.50%
2015	24,254	1.17	to	1.23	29,080	6.83%	0.90%	to	1.80%	(3.98%)	to	(3.10%)
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2019‡	6,010	1.62	to	1.76	10,134	1.72%	0.90%	to	1.80%	17.61%	to	18.69%
2018‡	6,961	1.37	to	1.48	9,924	1.56%	0.90%	to	1.80%	(9.70%)	to	(8.87%)
2017‡	7,957	1.52	to	1.62	12,513	1.32%	0.90%	to	1.80%	15.20%	to	16.25%
2016	8,991	1.31	to	1.40	12,222	1.34%	0.90%	to	1.95%	7.56%	to	8.71%
2015	10,562	1.22	to	1.29	13,253	7.68%	0.90%	to	1.95%	(4.41%)	to	(3.39%)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2019	16,302	1.27	to	1.40	21,917	2.07%	0.90%	to	1.95%	10.70%	to	11.89%
2018	16,494	1.15	to	1.25	19,917	2.02%	0.90%	to	1.95%	(6.13%)	to	(5.12%)
2017‡	17,432	1.22	to	1.32	22,285	1.64%	0.90%	to	1.95%	7.80%	to	8.95%
2016‡	20,725	1.14	to	1.21	24,406	1.61%	0.90%	to	1.95%	4.31%	to	5.42%
2015‡	23,658	1.09	to	1.15	26,539	1.41%	0.90%	to	1.95%	(3.59%)	to	(2.56%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Neuberger Berman AMT Guardian Portfolio – S Class
2019[5]	-	2.04	to	2.29	-	0.28%	0.90%	to	1.80%	18.88%	to	19.23%
2018	15,925	1.71	to	1.92	26,559	0.38%	0.90%	to	1.80%	(9.27%)	to	(8.44%)
2017	19,570	1.89	to	2.10	35,749	0.26%	0.90%	to	1.80%	22.50%	to	23.61%
2016‡	23,481	1.54	to	1.70	34,924	0.38%	0.90%	to	1.80%	6.80%	to	7.77%
2015‡	28,930	1.44	to	1.58	40,084	0.56%	0.90%	to	1.80%	(6.82%)	to	(5.97%)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2019	444	1.45	to	1.50	654	-	0.90%	to	1.80%	30.10%	to	31.29%
2018‡	497	1.11	to	1.14	561	-	0.90%	to	1.80%	(8.25%)	to	(7.40%)
2017	362	1.21	to	1.24	443	-	0.90%	to	1.80%	22.33%	to	23.45%
2016‡	346	0.99	to	1.00	345	-	0.90%	to	1.80%	2.29%	to	3.23%
2015‡, 6	237	0.97	to	0.97	230	-	0.90%	to	1.80%	(3.21%)	to	(3.06%)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2019	25,418	0.51	to	0.58	13,897	4.33%	0.90%	to	1.80%	9.35%	to	10.35%
2018	27,720	0.47	to	0.53	13,797	1.98%	0.90%	to	1.80%	(15.75%)	to	(14.98%)
2017	30,256	0.56	to	0.62	17,798	10.93%	0.90%	to	1.80%	0.22%	to	1.13%
2016‡	32,153	0.55	to	0.61	18,790	1.00%	0.90%	to	1.80%	12.81%	to	13.84%
2015‡	35,671	0.49	to	0.54	18,388	6.06%	0.90%	to	1.80%	(27.00%)	to	(26.33%)
PIMCO Real Return Portfolio – Advisor Class
2019	1,265	1.33	to	1.50	1,798	1.55%	0.90%	to	1.80%	6.38%	to	7.36%
2018	1,210	1.25	to	1.40	1,603	2.38%	0.90%	to	1.80%	(4.07%)	to	(3.19%)
2017	1,357	1.30	to	1.45	1,867	2.25%	0.90%	to	1.80%	1.69%	to	2.62%
2016‡	1,314	1.28	to	1.41	1,771	2.15%	0.90%	to	1.80%	3.21%	to	4.15%
2015	1,321	1.22	to	1.35	1,713	6.98%	0.90%	to	1.95%	(4.70%)	to	(3.68%)
PIMCO Total Return Portfolio – Advisor Class
2019	2,551	1.53	to	1.73	4,141	2.92%	0.90%	to	1.80%	6.30%	to	7.27%
2018‡	2,818	1.44	to	1.61	4,281	2.44%	0.90%	to	1.80%	(2.43%)	to	(1.53%)
2017	3,010	1.45	to	1.64	4,665	1.92%	0.90%	to	1.95%	2.77%	to	3.87%
2016	3,728	1.43	to	1.58	5,579	1.98%	0.90%	to	1.80%	0.74%	to	1.65%
2015	4,385	1.40	to	1.55	6,480	22.12%	0.90%	to	1.95%	(1.61%)	to	(0.55%)
Rydex VT Inverse Government Long Bond Strategy Fund
2019	544	0.22	to	0.26	128	-	0.90%	to	1.95%	(14.98%)	to	(14.07%)
2018	546	0.25	to	0.30	150	-	0.90%	to	1.95%	1.76%	to	2.85%
2017	745	0.25	to	0.29	201	-	0.90%	to	1.95%	(10.66%)	to	(9.70%)
2016‡	898	0.28	to	0.32	271	-	0.90%	to	1.95%	(4.83%)	to	(3.81%)
2015‡	1,153	0.29	to	0.33	363	-	0.90%	to	1.95%	(3.14%)	to	(2.11%)
Rydex VT Nova Fund
2019	102	3.95	to	4.71	435	0.95%	0.90%	to	1.95%	42.22%	to	43.74%
2018	140	2.78	to	3.28	417	0.18%	0.90%	to	1.95%	(12.08%)	to	(11.13%)
2017‡	142	3.16	to	3.69	479	0.05%	0.90%	to	1.95%	29.22%	to	30.60%
2016‡	191	2.44	to	2.82	497	-	0.90%	to	1.95%	13.47%	to	14.68%
2015	307	2.15	to	2.46	697	-	0.90%	to	1.95%	(2.65%)	to	(1.61%)
Templeton Developing Markets VIP Fund – Class 2
2019	926	1.24	to	5.96	1,997	0.99%	0.90%	to	1.95%	24.23%	to	25.56%
2018‡	1,117	1.02	to	4.75	1,850	0.89%	0.90%	to	1.80%	(17.32%)	to	(16.56%)
2017	1,290	1.23	to	5.69	2,545	0.92%	0.90%	to	1.80%	37.89%	to	39.15%
2016‡	1,496	0.90	to	4.09	2,116	0.80%	0.90%	to	1.80%	15.34%	to	16.39%
2015	1,748	0.78	to	3.51	2,098	2.03%	0.90%	to	1.80%	(21.05%)	to	(20.33%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Templeton Foreign VIP Fund – Class 2
2019	1,908	3.21	to	3.39	4,997	1.72%	0.90%	to	1.95%	10.34%	to	11.52%
2018	2,114	2.91	to	3.04	4,966	2.67%	0.90%	to	1.95%	(17.10%)	to	(16.21%)
2017	2,373	3.51	to	3.63	6,644	2.57%	0.90%	to	1.95%	14.43%	to	15.65%
2016	2,695	3.07	to	3.14	6,591	1.97%	0.90%	to	1.95%	5.09%	to	6.21%
2015‡	3,012	2.92	to	2.95	7,036	11.81%	0.90%	to	1.95%	(8.31%)	to	(7.33%)
Templeton Growth VIP Fund – Class 2
2019	11,471	3.36	to	4.76	20,225	2.81%	0.75%	to	1.95%	12.91%	to	14.29%
2018	12,989	2.97	to	4.16	20,293	2.00%	0.75%	to	1.95%	(16.52%)	to	(15.49%)
2017‡	14,956	3.56	to	4.93	27,460	1.62%	0.75%	to	1.95%	16.20%	to	17.61%
2016‡	17,857	3.06	to	4.19	28,521	2.05%	0.75%	to	1.95%	7.49%	to	8.80%
2015‡	20,496	2.85	to	3.85	30,372	4.11%	0.75%	to	1.95%	(8.31%)	to	(7.19%)
TVST Touchstone Balanced Fund
2019	657	1.74	to	1.99	1,229	1.46%	0.90%	to	1.95%	20.41%	to	21.70%
2018‡	567	1.51	to	1.63	881	1.04%	0.90%	to	1.60%	(7.58%)	to	(6.92%)
2017‡	616	1.63	to	1.76	1,037	-	0.90%	to	1.60%	12.24%	to	13.03%
2016‡	694	1.45	to	1.55	1,041	1.25%	0.90%	to	1.60%	5.71%	to	6.46%
2015	488	1.35	to	1.46	688	21.01%	0.90%	to	1.80%	(1.77%)	to	(0.87%)
TVST Touchstone Bond Fund
2019	10,435	1.33	to	1.49	14,762	1.21%	0.90%	to	1.80%	8.47%	to	9.47%
2018	12,892	1.23	to	1.36	16,735	2.32%	0.90%	to	1.80%	(3.65%)	to	(2.76%)
2017	14,097	1.28	to	1.40	18,903	-	0.90%	to	1.80%	1.81%	to	2.74%
2016‡	14,590	1.25	to	1.37	19,122	1.84%	0.90%	to	1.80%	(1.00%)	to	(0.09%)
2015	18,221	1.27	to	1.37	24,002	4.13%	0.90%	to	1.80%	(3.06%)	to	(2.18%)
TVST Touchstone Common Stock Fund
2019	25,623	2.23	to	2.49	60,376	0.53%	0.90%	to	1.80%	26.27%	to	27.43%
2018	30,730	1.76	to	1.95	57,086	1.22%	0.90%	to	1.80%	(9.71%)	to	(8.88%)
2017‡	37,135	1.95	to	2.14	76,061	0.01%	0.90%	to	1.80%	19.32%	to	20.41%
2016‡	44,148	1.61	to	1.78	75,429	1.52%	0.90%	to	1.95%	9.10%	to	10.26%
2015‡	56,411	1.48	to	1.61	87,794	3.18%	0.90%	to	1.95%	(1.76%)	to	(0.71%)
TVST Touchstone Small Company Fund
2019	3,884	2.24	to	2.51	9,229	0.02%	0.90%	to	1.80%	19.22%	to	20.31%
2018	4,484	1.88	to	2.08	8,894	-	0.90%	to	1.80%	(9.64%)	to	(8.81%)
2017	5,605	2.08	to	2.28	12,247	0.06%	0.90%	to	1.80%	16.99%	to	18.05%
2016‡	6,689	1.78	to	1.93	12,434	0.07%	0.90%	to	1.80%	18.07%	to	19.15%
2015‡	7,819	1.51	to	1.62	12,245	-	0.90%	to	1.80%	(3.11%)	to	(2.22%)
Virtus Duff & Phelps International Series-Class A Shares
2019	50,383	3.88	to	3.35	88,364	0.83%	0.90%	to	1.85%	16.35%	to	17.47%
2018	55,188	3.33	to	2.85	82,766	2.82%	0.90%	to	1.85%	(18.22%)	to	(17.42%)
2017	62,333	4.07	to	3.45	111,883	1.54%	0.90%	to	1.85%	13.81%	to	14.91%
2016‡	69,553	3.58	to	3.00	112,051	0.74%	0.90%	to	1.85%	(3.42%)	to	(2.49%)
2015‡	78,963	3.71	to	3.08	134,233	10.03%	0.90%	to	1.85%	(12.14%)	to	(11.29%)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2019	7,611	9.78	to	17.04	29,038	1.59%	0.90%	to	1.95%	24.94%	to	26.27%
2018	9,840	7.83	to	13.49	28,871	1.58%	0.90%	to	1.95%	(8.36%)	to	(7.37%)
2017	10,789	8.54	to	14.57	34,783	1.39%	0.90%	to	1.95%	3.91%	to	5.02%
2016‡	11,662	8.22	to	13.87	37,881	1.74%	0.90%	to	1.95%	4.75%	to	5.86%
2015‡	14,994	7.85	to	13.10	45,425	6.24%	0.90%	to	1.95%	0.39%	to	1.46%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus KAR Capital Growth Series – Class A Shares
2019	10,695	4.45	to	3.41	34,773	-	0.90%	to	1.95%	37.15%	to	38.61%
2018	12,006	3.24	to	2.46	28,260	-	0.90%	to	1.95%	(9.07%)	to	(8.09%)
2017	13,515	3.57	to	2.68	34,711	-	0.90%	to	1.95%	33.43%	to	34.85%
2016	15,364	2.67	to	1.99	29,230	-	0.90%	to	1.95%	(2.79%)	to	(1.75%)
2015	17,383	2.75	to	2.02	33,773	-	0.90%	to	1.95%	7.13%	to	8.28%
Virtus KAR Small-Cap Growth Series – Class A Shares
2019	1,975	14.55	to	17.50	31,205	-	0.90%	to	1.95%	34.64%	to	36.08%
2018‡	2,291	10.81	to	12.86	26,167	-	0.90%	to	1.95%	9.48%	to	10.66%
2017	2,522	9.87	to	11.63	26,248	-	0.90%	to	1.95%	38.12%	to	39.59%
2016	2,827	7.15	to	8.33	21,181	-	0.90%	to	1.95%	23.48%	to	24.80%
2015‡	3,231	5.79	to	6.67	19,443	-	0.90%	to	1.95%	(1.24%)	to	(0.18%)
Virtus KAR Small-Cap Value Series – Class A Shares
2019	10,912	6.65	to	9.38	37,485	0.92%	0.90%	to	1.95%	22.21%	to	23.51%
2018	12,632	5.44	to	7.60	35,115	0.87%	0.90%	to	1.95%	(17.53%)	to	(16.64%)
2017	14,679	6.60	to	9.11	48,311	0.64%	0.90%	to	1.95%	17.83%	to	19.08%
2016‡	18,172	5.60	to	7.65	50,319	1.83%	0.90%	to	1.95%	24.08%	to	25.40%
2015‡	24,197	4.51	to	6.10	53,264	2.04%	0.90%	to	1.95%	(3.29%)	to	(2.25%)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
2019	17,139	4.26	to	5.16	46,471	3.53%	0.75%	to	1.95%	8.32%	to	9.64%
2018	20,345	3.93	to	4.70	49,709	3.78%	0.75%	to	1.95%	(4.57%)	to	(3.40%)
2017	22,731	4.12	to	4.87	57,522	4.18%	0.75%	to	1.95%	4.65%	to	5.93%
2016‡	25,612	3.94	to	4.60	62,129	4.29%	0.75%	to	1.95%	7.17%	to	8.47%
2015‡	32,121	3.68	to	4.24	71,604	10.83%	0.75%	to	1.95%	(3.18%)	to	(2.00%)
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2019	10,422	1.98	to	4.52	36,928	1.17%	0.90%	to	2.25%	25.78%	to	27.52%
2018‡	12,112	1.58	to	3.54	33,670	1.01%	0.90%	to	2.25%	(14.83%)	to	(13.65%)
2017	13,862	1.85	to	4.10	44,619	1.56%	0.90%	to	2.25%	20.20%	to	21.85%
2016‡	16,346	1.54	to	3.37	43,493	1.27%	0.90%	to	2.25%	6.96%	to	8.43%
2015‡	19,028	1.44	to	3.10	47,117	4.42%	0.90%	to	2.25%	(10.96%)	to	(9.72%)
Virtus Strategic Allocation Series – Class A Shares
2019	3,440	4.08	to	5.74	14,394	1.23%	0.75%	to	1.95%	23.59%	to	25.10%
2018	3,890	3.30	to	4.59	13,032	1.34%	0.75%	to	1.95%	(7.73%)	to	(6.60%)
2017‡	4,311	3.58	to	4.92	15,544	1.85%	0.75%	to	1.95%	16.66%	to	18.08%
2016	4,872	3.07	to	4.16	14,951	1.64%	0.75%	to	1.95%	(1.14%)	to	(0.07%)
2015‡	5,843	3.10	to	4.16	18,070	2.96%	0.75%	to	1.95%	(7.23%)	to	(6.09%)
Wanger International
2019	9,642	8.02	to	8.45	40,398	0.80%	0.90%	to	1.95%	27.46%	to	28.82%
2018	11,119	6.30	to	6.56	35,831	2.02%	0.90%	to	1.95%	(19.31%)	to	(18.44%)
2017	12,700	7.80	to	8.04	48,926	1.19%	0.90%	to	1.95%	30.33%	to	31.72%
2016‡	14,563	5.99	to	6.10	42,789	1.13%	0.90%	to	1.95%	(3.32%)	to	(2.29%)
2015	17,409	6.19	to	6.25	52,104	5.29%	0.90%	to	1.95%	(1.85%)	to	(0.80%)
Wanger Select
2019	754	7.41	to	11.27	5,469	0.07%	0.90%	to	1.85%	26.91%	to	28.14%
2018‡	859	5.84	to	8.80	4,830	0.16%	0.90%	to	1.85%	(14.04%)	to	(13.20%)
2017‡	1,035	6.79	to	10.14	6,651	0.17%	0.90%	to	1.85%	24.34%	to	25.53%
2016	1,208	5.46	to	8.07	6,229	0.16%	0.90%	to	1.85%	11.27%	to	12.34%
2015‡	1,468	4.91	to	7.19	6,762	0.07%	0.90%	to	1.85%	(1.60%)	to	(0.65%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2019	3,603	7.98	to	10.54	33,931	0.26%	0.90%	to	1.95%	28.55%	to	29.92%
2018‡	4,065	6.21	to	8.11	29,650	0.09%	0.90%	to	1.95%	(3.39%)	to	(2.35%)
2017	4,580	6.43	to	8.31	34,255	-	0.90%	to	1.95%	17.26%	to	18.51%
2016	5,095	5.48	to	7.01	32,196	-	0.90%	to	1.95%	11.48%	to	12.67%
2015	5,758	4.92	to	6.22	32,554	-	0.90%	to	1.95%	(2.55%)	to	(1.50%)

‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
*Amount is less than 500 units, $500 in net assets, .0005% of total return, or 0.005% of investment income ratio.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 30, 2019 to December 31, 2019.	[6]From inception November 2, 2015 to December 31, 2015.
5On April 30, 2019 Neuberger Berman AMT Guardian Portfolio - S Class merged into the AMT Sustainable Equity Portfolio - Class S. Investment Income Ratio and Total Return presented in 2019 is for the period of January 1, 2019 to April 30, 2019.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
PHL Variable makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Admin Charge
Asset Manager	none
Big Edge Choice	$35
Freedom Edge	$35
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Premium Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and policy duration may vary, the surrender charge may also vary.

Plan	Surrender Charge
Asset Manager	None
Big Edge Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Freedom Edge	None
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0%
7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%
Phoenix Premium Edge	Years 1-8: 8% 8% 8% 7% 6% 5% 4% 3%; Years 9+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions (Continued)
Plan	Surrender Charge
Retirement Planner’s Edge	None
The Phoenix Edge VA	Years 1-7: 7% 7% 6% 6% 5% 4% 3%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2019 and 2018 were $4,385,185 and $5,360,667, respectively.
B.    Optional Rider and Benefit Charges
PHL may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. PHL will make deductions at the rates listed below of the contract’s value for the mortality and expense cost risks and for administrative cost risks, which PHL Variable undertakes. The total aggregate expense for the period ended December 31, 2019 was $11,716,410.

Plan	Admin. Factor	M&E Factor
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Freedom Edge	0.125%	1.475%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor's Edge Option 1	0.125%	1.525%
Phoenix Investor's Edge Option 2	0.125%	1.675%
Phoenix Investor's Edge Option 3	0.125%	1.825%
Phoenix Investor's Edge Option 4	0.125%	1.725%
Phoenix Premium Edge	0.125%	1.475%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner's Edge	0.125%	1.275%
The Big Edge Choice	0.125%	1.250%
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%
The Phoenix Edge VA Option 3	0.125%	1.225%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions (Continued)
D.    Other Charges
PHL may deduct other charges depending on the contract terms.
Certain liabilities of the Separate Account are payable to PHL Variable when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PHL intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of PHL and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. It is believed that the outcome of any current known regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Separate Account beyond the amounts already reported in these financial statements. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular annual periods.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
On April 30, 2019, Neuberger Berman AMT Guardian Portfolio Class S merged into AMT Sustainable Equity Portfolio Class S.
There were no mergers in 2018.
B.    Liquidations
There were no liquidations in 2018 or 2019.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
C.    Name Changes
Effective May 28, 2019, the Oppenheimer Capital Appreciation Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Capital Appreciation Fund.
Effective May 28, 2019, the Oppenheimer Global Fund/VA - Service Shares - Service Shares was renamed the Invesco Oppenheimer V.I. Global Fund.
Effective May 28, 2019, the Oppenheimer Main Street Small Cap Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Main Street Small Cap Fund.
Effective July 2, 2018, the Deutsche Equity 500 Index VIP - Class A was renamed the DWS Equity 500 Index VIP - Class A.
Effective July 2, 2018, the Deutsche Small Cap Index VIP - Class A was renamed the DWS Small Cap Index VIP - Class A.
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2019 and through the financial statement issuance date. Subsequent events requiring additional disclosure are as follows:
The Company is continuously monitoring the market and economic turbulence arising from COVID-19. It is too early for the Company to assess the impact of the pandemic on policyholder behavior and underwriting risks and the mid–to–long–term impact on the Company’s or the Separate Account’s investments. In light of the uncertainty as to the length or severity of this pandemic, the Company cannot reasonably estimate the full impact of the pandemic on its or the Separate Account’s operations and financial statements at this time, although it could be material.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of PHL Variable Insurance Company and
Contract Owners of the PHL Variable Accumulation Account:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub accounts listed in the Appendix that comprise the PHL Variable Accumulation Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations, changes in net assets, and the related notes including the financial highlights in Note 5 for each of the years or periods listed in the Appendix (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub account as of the date listed in the Appendix, the results of its operations, changes in its net assets, and the financial highlights for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.
Hartford, Connecticut
April 29, 2020

Appendix
Statements of assets and liabilities as of December 31, 2019, the related statements of operations for the year then ended, changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year then ended.
AB VPS Balanced Wealth Strategy Portfolio – Class B
Alger Capital Appreciation Portfolio – Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
DWS Equity 500 Index VIP – Class A
(1)DWS Small Cap Index VIP – Class A
(1)Federated Fund for U.S. Government Securities II
Federated Government Money Fund II – Service Shares
Federated High Income Bond Fund II – Primary Shares
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Flex Cap Growth VIP Fund – Class 2
Franklin Income VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Guggenheim VT Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund
(1)Invesco Oppenheimer V.I. Global Fund
(1)Invesco Oppenheimer V.I. Main Street Small Cap Fund
(1)Invesco V.I. American Franchise Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Equity and Income Fund – Series II Shares
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Morningstar Growth ETF Asset Allocation Portfolio – Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Neuberger Berman AMT Mid Cap Growth Portfolio – S Class
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Growth VIP Fund – Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series – Class A Shares
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Virtus KAR Capital Growth Series – Class A Shares
Virtus KAR Small-Cap Growth Series – Class A Shares
Virtus KAR Small-Cap Value Series – Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Virtus Rampart Enhanced Core Equity Series – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger Select
Wanger USA
Statements of assets and liabilities as of December 31, 2019, the related statements of operations, changes in net assets, and the financial highlights for the period from April 30, 2019 to December 31, 2019.

AMT Sustainable Equity Portfolio – Class S
Statements of operations for the period from January 1, 2019 to April 30, 2019, statements of changes in net assets for the period from January 1, 2019 to April 30, 2019 and year ended December 31, 2018, and the financial highlights for the period from January 1, 2019 to April 30, 2019 and the four year period ended December 31, 2018.
Neuberger Berman AMT Guardian Portfolio – S Class
(1) See Note 1 to the financial statements for the former name of the sub account.

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
PHL Variable Insurance Company
A member of The Nassau Companies of New York
www.nsre.com
OL4258 © 2019 The Nassau Companies of New York	12-19